UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2008

1.813081.104

IBF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 2,455	$ 1,852
Media - 0.3%
Time Warner Cable, Inc.:
5.85% 5/1/17	6,815	5,721
6.75% 7/1/18	9,000	7,893
Viacom, Inc. 6.125% 10/5/17	4,875	3,964
		17,578
TOTAL CONSUMER DISCRETIONARY		19,430
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Diageo Capital PLC 5.75% 10/23/17	9,197	8,312
PepsiCo, Inc. 7.9% 11/1/18	5,970	6,662
		14,974
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	13,010	6,765
Food Products - 0.3%
General Mills, Inc. 5.2% 3/17/15	5,317	4,837
Kraft Foods, Inc.:
6% 2/11/13	7,335	7,175
6.125% 2/1/18	5,621	5,181
		17,193
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	9,000	9,107
Philip Morris International, Inc.:
4.875% 5/16/13	5,847	5,593
5.65% 5/16/18	5,539	4,971
Reynolds American, Inc. 7.25% 6/15/37	8,210	5,291
		24,962
TOTAL CONSUMER STAPLES		63,894
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	8,565	7,565
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,885	2,233
Gazstream SA 5.625% 7/22/13 (d)	8,549	7,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 6.4% 5/15/37	$ 5,370	$ 3,881
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,590	4,276
Petro-Canada:
6.05% 5/15/18	2,975	2,340
6.8% 5/15/38	355	252
Suncor Energy, Inc. 6.1% 6/1/18	6,325	5,337
TEPPCO Partners LP 6.65% 4/15/18	3,744	3,059
Texas Eastern Transmission LP 6% 9/15/17 (d)	6,073	5,166
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,725	2,469
Valero Energy Corp. 6.625% 6/15/37	3,965	2,972
		39,085
TOTAL ENERGY		46,650
FINANCIALS - 4.4%
Capital Markets - 0.9%
BlackRock, Inc. 6.25% 9/15/17	9,180	8,171
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,905	4,427
Lehman Brothers Holdings, Inc. 6.875% 5/2/18 (b)	3,190	319
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	9,355	8,638
6.15% 4/25/13	2,461	2,327
6.4% 8/28/17	1,700	1,560
6.875% 4/25/18	1,554	1,463
Morgan Stanley:
4.57% 1/9/12 (j)	5,600	4,438
5.45% 1/9/17	1,200	947
5.95% 12/28/17	2,800	2,253
6.625% 4/1/18	8,700	7,215
Northern Trust Corp. 5.5% 8/15/13	1,380	1,358
UBS AG Stamford Branch 5.75% 4/25/18	9,500	8,060
		51,176
Commercial Banks - 0.9%
American Express Bank FSB 5.5% 4/16/13	12,012	10,647
Credit Suisse First Boston 6% 2/15/18	9,130	7,720
Credit Suisse First Boston New York Branch 5% 5/15/13	4,884	4,605
HBOS PLC 6.75% 5/21/18 (d)	6,655	5,531
National City Bank, Cleveland 4.15% 8/1/09	9,373	8,983
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered Bank 6.4% 9/26/17 (d)	$ 8,460	$ 6,893
Wells Fargo & Co. 5.625% 12/11/17	11,268	10,689
		55,068
Consumer Finance - 1.2%
American General Finance Corp. 6.9% 12/15/17	5,500	2,272
General Electric Capital Corp.:
4.8% 5/1/13	43,000	40,974
5.625% 9/15/17	6,040	5,591
6.375% 11/15/67 (j)	9,000	5,757
SLM Corp.:
3.675% 7/27/09 (j)	2,783	2,571
3.695% 7/26/10 (j)	10,585	8,282
4% 1/15/09	2,520	2,466
4.5% 7/26/10	5,455	4,598
		72,511
Diversified Financial Services - 0.5%
Citigroup, Inc.:
5.3% 10/17/12	4,170	3,806
5.5% 4/11/13	1,830	1,665
6.125% 5/15/18	1,830	1,673
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	4,607	4,440
International Lease Finance Corp. 5.65% 6/1/14	11,255	6,753
TECO Finance, Inc. 7% 5/1/12	7,703	7,173
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	4,410	2,337
		27,847
Insurance - 0.3%
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,305	4,773
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	11,200	9,564
The Chubb Corp. 5.75% 5/15/18	2,760	2,406
		16,743
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.4% 8/15/14	3,225	2,000
5.875% 8/15/12	615	412
5.95% 2/15/17	590	301
6.25% 5/15/13	10,650	6,497
6.5% 1/15/18	4,625	2,313
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP 6.625% 10/1/17	$ 4,025	$ 2,415
UDR, Inc. 5.5% 4/1/14	7,495	5,022
		18,960
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	1,729	1,114
5.5% 10/1/12	2,500	2,061
5.75% 6/15/17	4,950	3,147
		6,322
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
4.9% 5/1/13	6,098	5,830
5.65% 5/1/18	10,200	9,455
		15,285
TOTAL FINANCIALS		263,912
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	4,800	4,763
6.45% 9/15/37	3,700	3,536
		8,299
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (d)	12,815	9,675
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	2,000	1,680
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	13,050	10,571
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	2,048	1,884
7.186% 10/1/12	5,086	4,679
		18,814
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	16,925	15,509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	$ 1,950	$ 1,819
TOTAL INDUSTRIALS		45,817
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd. 6.5% 7/15/18	5,452	3,747
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia Capital SA 6.999% 6/4/18	7,504	5,628
Verizon Communications, Inc. 6.1% 4/15/18	5,000	4,362
		9,990
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	1,425	791
TOTAL TELECOMMUNICATION SERVICES		10,781
UTILITIES - 1.2%
Electric Utilities - 0.7%
Commonwealth Edison Co.:
5.4% 12/15/11	4,609	4,392
5.8% 3/15/18	8,295	7,230
Duke Energy Carolinas LLC 5.25% 1/15/18	4,230	4,005
EDP Finance BV 6% 2/2/18 (d)	7,009	5,962
Enel Finance International SA 6.25% 9/15/17 (d)	3,626	3,165
Nevada Power Co. 6.5% 5/15/18	20,260	17,626
		42,380
Independent Power Producers & Energy Traders - 0.4%
PPL Energy Supply LLC:
6.3% 7/15/13	13,000	11,855
6.5% 5/1/18	5,485	4,202
TXU Corp. 5.55% 11/15/14	8,680	4,514
		20,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	$ 9,075	$ 7,062
TOTAL UTILITIES		70,013
TOTAL NONCONVERTIBLE BONDS (Cost $629,351)		532,543
U.S. Government and Government Agency Obligations - 19.6%

U.S. Government Agency Obligations - 6.9%
Fannie Mae 5% 2/16/12 (c)	67,735	71,905
Federal Home Loan Bank 3.625% 5/29/13	6,090	6,204
Freddie Mac:
3.5% 5/29/13	22,675	23,048
4.75% 3/5/12 (c)(f)	80,000	83,950
5% 1/30/14 (f)	23,200	24,997
5.25% 7/18/11 (c)(f)	167,319	178,290
5.75% 1/15/12	16,545	17,831
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	1,630	1,637
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		407,862
U.S. Treasury Inflation Protected Obligations - 7.6%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	295,080	265,525
2% 7/15/14	174,110	155,339
2.625% 7/15/17	33,237	31,570
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		452,434
U.S. Treasury Obligations - 5.1%
U.S. Treasury Notes:
2.875% 6/30/10 (f)	62,735	64,715
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 6/30/13	$ 195,030	$ 209,459
4.125% 8/31/12	24,697	27,263
TOTAL U.S. TREASURY OBLIGATIONS		301,437
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,175,462)		1,161,733
U.S. Government Agency - Mortgage Securities - 14.3%

Fannie Mae - 7.9%
3.781% 6/1/34 (j)	3,194	3,106
3.915% 7/1/35 (j)	2,242	2,187
3.933% 1/1/34 (j)	515	515
4% 7/1/18	9,981	9,866
4.173% 1/1/35 (j)	1,312	1,296
4.185% 8/1/33 (j)	796	780
4.205% 1/1/35 (j)	617	605
4.233% 1/1/34 (j)	1,394	1,384
4.25% 2/1/35 (j)	637	631
4.287% 3/1/33 (j)	298	295
4.296% 5/1/33 (j)	144	145
4.303% 3/1/33 (j)	321	319
4.326% 7/1/35 (j)	2,022	2,033
4.331% 1/1/35 (j)	761	754
4.387% 2/1/35 (j)	1,209	1,199
4.388% 12/1/33 (j)	25,776	25,344
4.407% 4/1/33 (j)	1,238	1,207
4.422% 2/1/34 (j)	1,087	1,079
4.425% 5/1/35 (j)	449	452
4.432% 3/1/35 (j)	1,048	1,039
4.435% 6/1/35 (j)	2,578	2,607
4.436% 2/1/35 (j)	2,196	2,187
4.449% 8/1/34 (j)	1,669	1,655
4.477% 3/1/35 (j)	2,307	2,267
4.5% 4/1/20	3,157	3,186
4.506% 3/1/35 (j)	2,104	2,089
4.537% 7/1/35 (j)	249	249
4.544% 5/1/35 (j)	1,529	1,505
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.545% 11/1/34 (j)	$ 1,865	$ 1,838
4.548% 10/1/33 (j)	489	485
4.551% 3/1/35 (j)	3,479	3,466
4.556% 2/1/35 (j)	8,015	7,943
4.56% 2/1/35 (j)	6,991	6,940
4.566% 9/1/34 (j)	1,667	1,652
4.568% 2/1/35 (j)	150	150
4.584% 2/1/35 (j)	1,754	1,739
4.588% 6/1/33 (j)	184	186
4.6% 10/1/33 (j)	615	610
4.608% 1/1/35 (j)	3,315	3,285
4.612% 2/1/33 (j)	537	536
4.634% 4/1/33 (j)	81	81
4.653% 11/1/34 (j)	2,141	2,123
4.658% 10/1/35 (j)	1,424	1,428
4.664% 10/1/33 (j)	220	220
4.687% 12/1/34 (j)	1,431	1,413
4.689% 10/1/34 (j)	2,249	2,217
4.706% 7/1/34 (j)	1,809	1,786
4.753% 12/1/34 (j)	582	575
4.759% 8/1/34 (j)	408	398
4.766% 4/1/35 (j)	237	240
4.804% 8/1/33 (j)	644	639
4.806% 11/1/34 (j)	1,754	1,735
4.855% 10/1/34 (j)	7,501	7,412
4.88% 4/1/36 (j)	6,508	6,406
4.891% 10/1/35 (j)	209	211
4.907% 7/1/34 (j)	13,879	13,982
4.926% 8/1/34 (j)	5,597	5,536
4.974% 7/1/34 (j)	277	275
5% 12/1/17 to 8/1/18	41,995	42,786
5.061% 9/1/34 (j)	4,634	4,585
5.089% 10/1/33 (j)	10,937	11,071
5.09% 9/1/34 (j)	602	596
5.092% 1/1/36 (j)	3,345	3,331
5.121% 3/1/35 (j)	141	141
5.125% 5/1/35 (j)	2,270	2,257
5.143% 5/1/35 (j)	6,739	6,702
5.152% 5/1/35 (j)	436	443
5.157% 6/1/35 (j)	2,301	2,304
5.16% 10/1/18 (j)	287	288
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.185% 3/1/35 (j)	$ 304	$ 302
5.19% 5/1/35 (j)	7,563	7,526
5.252% 11/1/36 (j)	2,348	2,351
5.279% 3/1/35 (j)	375	370
5.31% 12/1/34 (j)	760	754
5.348% 2/1/36 (j)	819	808
5.457% 2/1/36 (j)	11,674	11,708
5.489% 2/1/35 (j)	127	127
5.5% 4/1/14 to 6/1/36	71,988	73,705
5.509% 11/1/36 (j)	4,111	4,103
5.555% 9/1/36 (j)	4,090	4,090
5.564% 1/1/36 (j)	3,508	3,521
5.593% 7/1/37 (j)	1,862	1,874
5.649% 9/1/35 (j)	2,989	2,999
5.781% 2/1/36 (j)	1,880	1,892
5.797% 1/1/36 (j)	2,370	2,392
5.823% 3/1/36 (j)	7,468	7,523
5.823% 7/1/46 (j)	21,629	21,829
6.022% 4/1/36 (j)	1,458	1,470
6.049% 3/1/33 (j)	226	227
6.069% 1/1/35 (j)	476	478
6.217% 2/1/35 (j)	374	376
6.243% 6/1/36 (j)	691	686
6.328% 4/1/36 (j)	1,476	1,494
6.5% 4/1/13 to 3/1/35	80,915	83,943
6.532% 9/1/36 (j)	8,363	8,483
7% 7/1/25 to 2/1/32	79	83
7.5% 8/1/13 to 8/1/29	961	1,007
12.5% 4/1/15 to 8/1/15	19	22
TOTAL FANNIE MAE		466,135
Freddie Mac - 2.4%
4.183% 1/1/34 (j)	5,621	5,578
4.275% 6/1/35 (j)	941	949
4.316% 12/1/34 (j)	809	801
4.327% 3/1/35 (j)	1,366	1,351
4.362% 2/1/35 (j)	1,817	1,794
4.407% 3/1/35 (j)	1,029	1,017
4.449% 2/1/34 (j)	620	603
4.455% 3/1/35 (j)	894	884
4.527% 2/1/35 (j)	1,677	1,661
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.767% 10/1/34 (j)	$ 2,435	$ 2,424
4.812% 9/1/34 (j)	1,156	1,150
5% 3/1/19	38,584	39,226
5% 12/11/38 (e)	11,000	11,059
5.141% 4/1/35 (j)	4,318	4,291
5.187% 3/1/36 (j)	1,404	1,383
5.364% 3/1/35 (j)	602	590
5.406% 11/1/35 (j)	2,064	2,064
5.527% 1/1/36 (j)	5,256	5,260
5.577% 2/1/35 (j)	1,146	1,128
5.735% 10/1/35 (j)	1,281	1,283
5.842% 1/1/35 (j)	387	379
5.86% 6/1/36 (j)	1,688	1,697
5.997% 7/1/37 (j)	8,523	8,611
6.024% 6/1/36 (j)	1,581	1,591
6.053% 4/1/36 (j)	2,673	2,690
6.097% 6/1/36 (j)	1,636	1,645
6.399% 3/1/33 (j)	147	147
6.436% 10/1/36 (j)	8,763	8,870
6.626% 1/1/37 (j)	10,491	10,626
6.671% 10/1/36 (j)	8,310	8,422
6.713% 8/1/36 (j)	1,600	1,621
6.839% 10/1/36 (j)	11,934	12,215
7% 2/1/09 to 7/1/13	300	311
7.5% 4/1/09 to 1/1/33	802	831
8.5% 6/1/13	2	2
TOTAL FREDDIE MAC		144,154
Government National Mortgage Association - 4.0%
3.75% 1/20/34 (j)	3,654	3,458
4.25% 7/20/34 (j)	942	883
5.5% 12/18/38 (e)	27,000	27,473
5.5% 12/18/38 (e)	34,000	34,595
5.5% 12/18/38 (e)	39,000	39,683
5.5% 12/18/38 (e)	23,000	23,403
5.5% 12/18/38 (e)	22,000	22,385
5.5% 1/21/39 (e)	10,000	10,152
5.5% 1/21/39 (e)	20,000	20,304
5.5% 1/21/39 (e)	7,000	7,106
5.5% 1/21/39 (e)	10,000	10,152
5.5% 1/21/39 (e)	24,000	24,365
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 1/21/39 (e)	$ 3,000	$ 3,046
7% 1/15/28 to 11/15/32	10,218	10,585
7.5% 3/15/28	9	9
8% 7/15/17 to 5/15/22	2,753	2,952
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		240,551
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $844,880)		850,840
Asset-Backed Securities - 0.5%

Advanta Business Card Master Trust:
Series 2006-A7 Class A7, 1.4725% 10/20/12 (j)	4,070	3,134
Series 2007-D1 Class D, 2.8525% 1/22/13 (d)(j)	7,290	1,094
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 2.145% 2/25/35 (j)	3,010	1,995
Capital Auto Receivables Asset Trust Series 2007-SN1:
Class B, 5.52% 3/15/11	220	143
Class C, 5.73% 3/15/11	125	88
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (d)(j)	1,080	32
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,665	2,347
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	4,280	2,140
Series 2006-C Class D, 6.89% 5/15/13 (d)	2,945	1,473
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,610	805
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	2,412	1,351
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (d)(j)	744	193
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (d)(j)	8,830	8,183
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.825% 9/25/34 (j)	246	179
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (d)	4,820	1,429
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (d)(j)	$ 2,736	$ 238
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	2,910	2,241
TOTAL ASSET-BACKED SECURITIES (Cost $48,652)		27,065
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 0.5%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (j)	1,576	1,186
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6979% 1/19/34 (j)	15,650	11,498
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (j)	2,895	2,199
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (j)	2,190	2,174
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (j)	3,400	2,372
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (j)	5,198	3,922
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (d)(j)	2,558	1,524
Class B5, 4.0175% 6/10/35 (d)(j)	1,747	1,022
Class B6, 4.5175% 6/10/35 (d)(j)	1,035	583
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 3.895% 12/25/36 (d)(j)	3,280	63
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5293% 6/25/34 (j)	2,949	2,175
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (j)	1,796	1,194
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (j)	925	616
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (j)	2,950	1,973
TOTAL PRIVATE SPONSOR		32,501
U.S. Government Agency - 2.4%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	6,187	6,284
Series 2002-9 Class PC, 6% 3/25/17	930	952
Series 2003-84 Class GC, 4.5% 5/25/15	7,440	7,492
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	$ 14,745	$ 15,088
Series 2006-4 Class PB, 6% 9/25/35	12,179	12,455
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	3,225	3,297
Series 2004-3 Class BA, 4% 7/25/17	566	566
Series 2004-45 Class AV, 4.5% 10/25/22	1,673	1,670
Series 2004-86 Class KC, 4.5% 5/25/19	2,547	2,569
Series 2005-41 Class LA, 5.5% 5/25/35	10,718	10,812
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	5,692	5,800
sequential payer Series 2516 Class AH, 5% 1/15/16	1,050	1,057
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	3,303	3,360
Series 2363 Class PF, 6% 9/15/16	4,659	4,737
Series 2425 Class JH, 6% 3/15/17	3,987	4,059
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,738
Series 2702 Class WB, 5% 4/15/17	10,550	10,724
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,691
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,262
sequential payer:
Series 2528 Class HN, 5% 11/15/17	8,075	8,209
Series 2777 Class AB, 4.5% 6/15/29	12,141	12,145
Series 2809 Class UA, 4% 12/15/14	1,672	1,677
TOTAL U.S. GOVERNMENT AGENCY		142,644
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $183,217)		175,145
Commercial Mortgage Securities - 0.7%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6489% 8/13/39 (d)(j)(l)	80,754	882
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	11,899	10,370
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	$ 15,000	$ 10,014
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	2,485	2,253
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	250	160
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 1.1034% 1/15/37 (d)(j)(l)	67,590	1,180
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	2,788	2,781
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.872% 10/16/23 (j)	237	239
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	9,695	9,651
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (j)(l)	54,623	639
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,616	1,470
Series 2007-C2 Class A1, 5.226% 2/15/40	2,034	1,840
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	500	320
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,822)		41,799
Bank Notes - 0.1%

National City Bank, Cleveland 2.9106% 3/1/13 (j) (Cost $4,745)	7,000	5,320
Fixed-Income Funds - 51.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	2,507,627	183,107
Fidelity Commercial Mortgage-Backed Securities Central Fund (k)	6,876,951	473,616
Fidelity Corporate Bond 1-10 Year Central Fund (k)	23,265,811	1,983,178
Fidelity Corporate Bond 1-5 Year Central Fund (k)	773,001	69,493
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (k)	1,652,586	$ 115,466
Fidelity Ultra-Short Central Fund (k)	3,453,250	229,607
TOTAL FIXED-INCOME FUNDS (Cost $3,847,783)		3,054,467
Cash Equivalents - 8.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 270,770	270,764
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (a)	256,849	256,843
TOTAL CASH EQUIVALENTS (Cost $527,607)		527,607
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $7,311,519)		6,376,519
NET OTHER ASSETS - (7.5)%		(443,562)
NET ASSETS - 100%		$ 5,932,957
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (g)	Nov. 2034	$ 2,086	(853)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (g)	June 2035	2,086	(1,931)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (g)

	Oct. 2034	$ 737	$ (579)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (g)	May 2033	2,086	(1,044)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (g)	Oct. 2036	3,300	(3,128)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-B1) (g)	Dec. 2034	1,282	(1,174)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (g)	Oct. 2034	681	(1,174)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (g)	August 2034	897	(827)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (g)

	Sept. 2034	$ 610	$ (551)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (Rating-Baa2) (i)	June 2010	53,680	(3,141)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (Rating-Baa2) (i)	March 2010	33,880	(1,422)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (h)	Sept. 2037	800	(760)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (g)	Feb. 2035	2,900	(2,644)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (g)	August 2034	537	(245)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (g)	June 2035	2,900	(2,674)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (g)

	Oct. 2034	$ 1,018	$ (278)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (g)	June 2035	1,910	(1,769)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (g)	April 2032	184	(164)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (g)	March 2034	241	(131)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (g)

	August 2035	$ 3,300	$ (3,059)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (g)	August 2036	3,300	(3,033)
TOTAL CREDIT DEFAULT SWAPS		118,419	(30,027)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.04% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Feb. 2010	100,000	3,019
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	1,156
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	6,613
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	69,309	7,672
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	30,000	2,255
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	75,000	6,258
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	40,000	3,126
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	$ 150,000	$ 13,954
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	7,123
TOTAL INTEREST RATE SWAPS		797,129	51,176
		$ 915,548	$ 21,149
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,222,000 or 1.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,011,000.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Represents a tradable index of credit default swaps on investment grade debt of U.S. companies. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$270,764,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 132,260
Bank of America, NA	131,472
Barclays Capital, Inc.	7,032
$ 270,764
$256,843,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 256,843

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,152
Fidelity Commercial Mortgage-Backed Securities Central Fund	9,003
Fidelity Corporate Bond 1-10 Year Central Fund	29,899
Fidelity Corporate Bond 1-5 Year Central Fund	1,106
Fidelity Specialized High Income Central Fund	2,779
Fidelity Ultra-Short Central Fund	2,779
Total	$ 48,718
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 332,311	$ 3,152	$ 121,294	$ 183,107	22.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	663,536	9,003	57,539	473,616	19.2%
Fidelity Corporate Bond 1-10 Year Central Fund	2,208,849	29,899	-	1,983,178	28.9%
Fidelity Corporate Bond 1-5 Year Central Fund	96,179	1,106	20,444	69,493	14.6%
Fidelity Specialized High Income Central Fund	149,427	2,779	-	115,466	36.4%
Fidelity Ultra-Short Central Fund	429,103	-	145,018	229,607	12.1%
Total	$ 3,879,405	$ 45,939	$ 344,295	$ 3,054,467
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,376,519	$ 3,054,467	$ 3,317,357	$ 4,695
Other Financial Instruments*	$ 11,549	$ -	$ 31,543	$ (19,994)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 967	$ (19,465)
Total Realized Gain (Loss)	11	-*
Total Unrealized Gain (Loss)	4,006	507
Cost of Purchases	1,890	-
Proceeds of Sales	(1,487)	-
Amortization/Accretion	(2,768)	-
Transfer in/out of Level 3	2,076	(1,036)
Ending Balance	$ 4,695	$ (19,994)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $237,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,310,043,000. Net unrealized depreciation aggregated $933,524,000, of which $53,578,000 related to appreciated investment securities and $987,102,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $118,419,000 representing 2.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

November 30, 2008

1.813259.104

IGB-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 10,061
Household Durables - 0.2%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	1,839
Newell Rubbermaid, Inc.:
5.5% 4/15/13	6,993	5,975
6.25% 4/15/18	3,425	2,583
		10,397
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	21,143
Comcast Corp.:
4.95% 6/15/16	15,874	13,044
5.9% 3/15/16	9,300	8,113
COX Communications, Inc. 6.45% 12/1/36 (b)	21,256	16,177
Gannett Co., Inc. 2.3688% 5/26/09 (g)	15,990	15,055
Liberty Media Corp.:
5.7% 5/15/13	8,500	5,703
8.25% 2/1/30	19,105	11,463
News America Holdings, Inc. 7.75% 12/1/45	6,015	5,446
News America, Inc.:
6.15% 3/1/37	6,365	4,719
6.2% 12/15/34	4,570	3,463
Time Warner Cable, Inc. 5.85% 5/1/17	23,639	19,846
Viacom, Inc.:
6.125% 10/5/17	9,190	7,473
6.75% 10/5/37	8,475	6,187
		137,832
TOTAL CONSUMER DISCRETIONARY		158,290
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	3,020	2,894
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	8,729
		11,623
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (g)	14,340	7,457
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	10,480	9,535
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
4.125% 11/12/09	$ 6,360	$ 6,289
6% 2/11/13	3,380	3,306
6.25% 6/1/12	6,081	6,036
6.875% 2/1/38	9,031	7,916
		33,082
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	11,828	11,969
Philip Morris International, Inc. 6.375% 5/16/38	12,770	10,940
Reynolds American, Inc.:
6.75% 6/15/17	15,115	11,222
7.25% 6/15/37	22,265	14,349
		48,480
TOTAL CONSUMER STAPLES		100,642
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	14,255	12,893
DCP Midstream LLC 6.75% 9/15/37 (b)	7,295	5,219
Transocean, Inc.:
6% 3/15/18	5,000	4,426
6.8% 3/15/38	4,060	3,450
Weatherford International Ltd. 6% 3/15/18	5,650	4,672
		30,660
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,294
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	5,834
6.45% 9/15/36	9,885	7,650
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	6,098
5.9% 2/1/18	2,830	2,417
ConocoPhillips 4.4% 5/15/13	50,000	46,618
Duke Energy Field Services 7.875% 8/16/10	7,580	7,336
EnCana Corp. 4.75% 10/15/13	2,269	2,050
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,149
Nakilat, Inc. 6.067% 12/31/33 (b)	12,415	8,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	$ 5,985	$ 4,190
Nexen, Inc.:
5.875% 3/10/35	10,560	7,292
6.4% 5/15/37	7,730	5,587
Pemex Project Funding Master Trust 3.4106% 12/3/12 (b)(g)	11,870	10,046
Petro-Canada:
6.05% 5/15/18	4,170	3,280
6.8% 5/15/38	10,305	7,329
Suncor Energy, Inc.:
6.1% 6/1/18	12,820	10,817
6.5% 6/15/38	2,565	1,884
6.85% 6/1/39	11,275	8,669
Talisman Energy, Inc. yankee 6.25% 2/1/38	11,230	6,850
TEPPCO Partners LP:
6.65% 4/15/18	11,620	9,494
7.55% 4/15/38	10,010	7,440
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	18,744
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	3,670
Valero Energy Corp. 6.625% 6/15/37	5,740	4,302
XTO Energy, Inc.:
5.9% 8/1/12	6,352	5,976
6.25% 8/1/17	9,995	9,202
6.75% 8/1/37	5,265	4,328
		227,357
TOTAL ENERGY		258,017
FINANCIALS - 10.1%
Capital Markets - 2.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	21,737
BlackRock, Inc. 6.25% 9/15/17	12,840	11,429
Deutsche Bank AG London 6% 9/1/17	6,678	6,410
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,880	4,353
5.95% 1/18/18	10,230	8,258
6.15% 4/1/18	9,490	7,743
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,147
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	2,684
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 96,700	$ 70,054
Lazard Group LLC:
6.85% 6/15/17	5,200	3,091
7.125% 5/15/15	16,430	10,203
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,721	9,154
Morgan Stanley 4.62% 1/9/14 (g)	40,435	29,592
		186,855
Commercial Banks - 1.8%
Bank of America NA 6% 10/15/36	8,150	7,015
Bank One Corp. 5.25% 1/30/13	13,775	12,789
BB&T Capital Trust IV 6.82% 6/12/77 (g)	1,220	711
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	8,197
Credit Suisse First Boston 6% 2/15/18	17,850	15,094
Credit Suisse First Boston New York Branch 5% 5/15/13	9,731	9,175
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	5,989
Fifth Third Bancorp:
4.5% 6/1/18	3,545	2,469
8.25% 3/1/38	2,904	2,284
HBOS PLC 6.75% 5/21/18 (b)	12,189	10,130
HSBC Holdings PLC:
6.5% 5/2/36	11,470	9,635
6.5% 9/15/37	5,010	4,197
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	8,245
Korea Development Bank 5.75% 9/10/13	6,838	5,693
Regions Bank 6.45% 6/26/37	3,200	2,122
Standard Chartered Bank 6.4% 9/26/17 (b)	23,680	19,293
SunTrust Bank 7.25% 3/15/18	3,750	3,696
Wachovia Bank NA 5.85% 2/1/37	19,011	15,537
Wachovia Corp. 4.875% 2/15/14	1,791	1,479
Wells Fargo Bank NA 5.95% 8/26/36	11,449	9,691
		153,441
Consumer Finance - 0.7%
SLM Corp.:
3.0188% 3/15/11 (g)	1,130	874
3.695% 7/26/10 (g)	64,500	50,467
3.765% 10/25/11 (g)	3,925	2,855
3.835% 1/27/14 (g)	2,240	1,182
4.5% 7/26/10	2,325	1,960
5% 10/1/13	830	593
		57,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.3% 10/17/12	$ 8,650	$ 7,895
5.5% 4/11/13	3,790	3,449
6.125% 5/15/18	3,790	3,464
Deutsche Bank AG London Branch 5.375% 10/12/12	6,162	6,118
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	9,625
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	15,505	13,502
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	8,603
5.5% 1/15/14 (b)	8,820	5,998
TECO Finance, Inc. 7% 5/1/12	11,415	10,629
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	7,500	4,056
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	13,680	7,250
		80,589
Insurance - 1.4%
Assurant, Inc. 5.625% 2/15/14	8,540	6,362
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	9,869
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	22,081	15,845
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	15,840	13,787
10.75% 6/15/88 (b)(g)	8,540	4,512
Lincoln National Corp. 7% 5/17/66 (g)	2,370	933
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,146
5.125% 4/10/13 (b)	11,934	10,709
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,392
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,251
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,041
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	18,775	10,749
Symetra Financial Corp. 6.125% 4/1/16 (b)	10,405	8,051
The Chubb Corp. 6.5% 5/15/38	4,535	3,822
		117,469
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	9,635	6,359
6.3% 6/1/13	9,785	6,458
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 19,900	$ 16,684
5.75% 4/1/12	6,050	3,751
Camden Property Trust 5.875% 11/30/12	6,435	5,341
Colonial Properties Trust:
4.75% 2/1/10	20,412	18,552
4.8% 4/1/11	2,650	2,094
5.5% 10/1/15	12,730	8,275
6.875% 8/15/12	5,000	3,900
Colonial Realty LP 6.05% 9/1/16	9,420	5,935
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	585
5% 5/3/10	6,840	4,104
5.25% 4/15/11	8,195	4,917
5.375% 10/15/12	5,485	3,291
Duke Realty LP:
5.4% 8/15/14	10,700	6,634
5.5% 3/1/16	10,700	5,671
5.625% 8/15/11	4,860	4,131
5.875% 8/15/12	1,205	807
5.95% 2/15/17	2,540	1,295
6.25% 5/15/13	5,180	3,160
6.5% 1/15/18	8,800	4,400
Equity One, Inc.:
6% 9/15/17	6,860	4,116
6.25% 1/15/17	4,535	2,721
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	3,432
6% 7/15/12	3,355	2,652
6.2% 1/15/17	2,580	1,634
HRPT Properties Trust:
5.75% 11/1/15	2,925	1,521
6.65% 1/15/18	6,500	3,380
Liberty Property LP:
5.5% 12/15/16	6,665	4,402
6.375% 8/15/12	4,617	3,997
6.625% 10/1/17	6,640	3,984
Mack-Cali Realty LP:
5.05% 4/15/10	9,145	8,191
7.25% 3/15/09	4,110	4,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 1,080	$ 950
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	1,674
6% 3/31/16	2,600	1,300
Simon Property Group LP:
4.6% 6/15/10	8,400	7,375
5.1% 6/15/15	15,660	10,336
5.375% 6/1/11	3,565	2,888
5.45% 3/15/13	8,720	6,444
5.75% 5/1/12	4,015	3,135
7.75% 1/20/11	2,250	1,899
Tanger Properties LP 6.15% 11/15/15	17,300	11,245
UDR, Inc. 5.5% 4/1/14	10,720	7,182
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	2,333
Washington (REIT) 5.95% 6/15/11	10,660	8,528
		225,712
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	2,405	1,550
5.5% 10/1/12	9,240	7,619
5.75% 6/15/17	11,250	7,152
6.625% 3/15/12	2,360	1,959
Post Apartment Homes LP 6.3% 6/1/13	11,550	8,432
Regency Centers LP 6.75% 1/15/12	12,435	9,948
		36,660
Thrifts & Mortgage Finance - 0.0%
Capmark Financial Group, Inc. 6.3% 5/10/17	5,570	1,557
TOTAL FINANCIALS		860,214
INDUSTRIALS - 1.2%
Airlines - 1.2%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	11,366
7.858% 4/1/13	26,059	21,238
Continental Airlines, Inc. 6.545% 8/2/20	4,098	3,299
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 14,029	$ 8,277
7.57% 11/18/10	21,770	17,634
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,895	4,827
8.36% 7/20/20	21,289	15,754
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	8,444	4,813
6.071% 9/1/14	1,161	1,080
6.602% 9/1/13	2,068	1,923
7.032% 4/1/12	2,243	2,064
7.186% 10/1/12	5,570	5,125
7.811% 4/1/11	4,909	4,468
		101,868
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	608
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	6,338	3,296
TOTAL INDUSTRIALS		105,772
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	9,971	8,966
6.55% 10/1/17	8,770	7,592
7.125% 10/1/37	4,405	3,413
		19,971
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	6,497
6.375% 8/3/15	10,650	6,324
National Semiconductor Corp. 6.15% 6/15/12	7,260	6,082
		18,903
TOTAL INFORMATION TECHNOLOGY		38,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.5%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	$ 8,975	$ 7,231
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,478
Rio Tinto Finance Ltd.:
5.875% 7/15/13	12,154	9,447
6.5% 7/15/18	20,204	13,885
7.125% 7/15/28	17,840	11,804
		38,614
TOTAL MATERIALS		45,845
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	17,617	15,103
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	11,736
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,995	6,199
5.875% 8/20/13	10,485	9,469
6.75% 8/20/18	5,870	5,265
KT Corp. 5.875% 6/24/14 (b)	7,455	6,543
Sprint Capital Corp.:
6.875% 11/15/28	9,870	4,836
7.625% 1/30/11	7,295	5,252
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	8,213
5.25% 10/1/15	12,725	9,162
7.2% 7/18/36	2,550	1,709
Telefonica Emisiones SAU:
5.855% 2/4/13	2,732	2,514
6.221% 7/3/17	11,230	9,870
7.045% 6/20/36	5,850	4,842
Verizon Communications, Inc.:
5.25% 4/15/13	7,395	6,875
6.1% 4/15/18	9,830	8,576
		116,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. 6% 12/1/16	$ 21,361	$ 11,855
Vodafone Group PLC 5.625% 2/27/17	2,952	2,509
		14,364
TOTAL TELECOMMUNICATION SERVICES		130,528
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	10,662	9,402
Baltimore Gas & Electric Co. 6.125% 7/1/13	8,010	7,471
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	10,611
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	17,423
5.8% 3/15/18	11,545	10,063
Duke Energy Carolinas LLC 6% 1/15/38	9,739	8,924
EDP Finance BV 6% 2/2/18 (b)	25,358	21,570
Exelon Corp. 4.9% 6/15/15	27,100	21,342
Florida Power Corp. 5.65% 6/15/18	5,665	5,517
Nevada Power Co. 6.5% 5/15/18	16,280	14,164
Oncor Electric Delivery Co. 6.375% 5/1/12	17,030	16,143
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,464
5.8% 3/1/37	7,180	6,008
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	8,945
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	15,620	7,029
		167,076
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	4,701
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	11,598
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	20,110
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	9,314
6.5% 5/1/18	11,365	8,707
TXU Corp. 5.55% 11/15/14	7,555	3,929
		53,658
Multi-Utilities - 1.0%
CMS Energy Corp. 6.55% 7/17/17	13,140	10,225
Dominion Resources, Inc. 7.5% 6/30/66 (g)	12,110	6,176
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 23,434
NiSource Finance Corp.:
2.7231% 11/23/09 (g)	9,874	9,044
5.4% 7/15/14	2,960	2,298
5.45% 9/15/20	10,810	6,374
6.4% 3/15/18	21,180	15,475
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	20,065	10,033
		83,059
TOTAL UTILITIES		308,494
TOTAL NONCONVERTIBLE BONDS (Cost $2,587,342)		2,006,676
U.S. Government and Government Agency Obligations - 11.7%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.625% 2/12/13	47,560	48,528
5% 2/13/17	30,000	31,706
5.375% 6/12/17	25,000	27,188
Freddie Mac:
4.125% 12/21/12	45,060	46,808
5.125% 7/15/12	45,890	49,188
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		203,418
U.S. Treasury Inflation Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	10,572	10,037
2% 1/15/14 (d)	128,639	115,756
2% 1/15/14	24,511	22,056
2.375% 1/15/17 (d)	317,519	291,969
2.375% 1/15/27 (d)	122,441	108,494
2.375% 1/15/27	2,333	2,067
2.625% 7/15/17	53,538	50,852
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		601,231
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds 4.5% 5/15/38 (d)	$ 115,400	$ 136,524
U.S. Treasury Notes:
2.75% 10/31/13	30,000	31,188
4% 8/15/18	24,900	27,145
TOTAL U.S. TREASURY OBLIGATIONS		194,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,039,485)		999,506
U.S. Government Agency - Mortgage Securities - 23.3%

Fannie Mae - 17.7%
3.99% 9/1/33 (g)	9,001	8,867
4.5% 4/1/23	255	255
4.773% 9/1/35 (g)	10,613	10,573
5% 4/1/18 to 11/1/38 (c)	536,825	541,336
5.176% 4/1/36 (g)	19,296	19,296
5.5% 12/1/30 to 12/1/38 (d)	771,154	785,085
5.5% 12/11/38 (c)(i)	90,000	91,505
5.593% 7/1/37 (g)	2,728	2,745
5.823% 7/1/46 (g)	31,065	31,353
6% 3/1/16 to 11/1/38	10,481	10,728
6.022% 4/1/36 (g)	2,091	2,108
6.12% 4/1/36 (g)	5,216	5,269
6.243% 6/1/36 (g)	803	797
6.328% 4/1/36 (g)	2,117	2,143
TOTAL FANNIE MAE		1,512,060
Freddie Mac - 1.1%
4.402% 8/1/35 (g)	19,154	18,755
4.481% 10/1/34 (g)	10,236	10,135
4.555% 4/1/35 (g)	21,465	21,292
4.64% 4/1/35 (g)	7,137	7,104
4.771% 7/1/35 (g)	7,975	7,870
5.042% 1/1/36 (g)	5,917	5,847
5.735% 10/1/35 (g)	1,489	1,491
5.86% 6/1/36 (g)	2,427	2,441
5.997% 7/1/37 (g)	12,262	12,390
6.024% 6/1/36 (g)	2,274	2,289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.053% 4/1/36 (g)	$ 3,843	$ 3,868
6.097% 6/1/36 (g)	2,350	2,363
TOTAL FREDDIE MAC		95,845
Government National Mortgage Association - 4.5%
5.5% 5/20/37 to 11/20/38 (i)	135,998	138,397
5.5% 12/18/38 (i)	29,000	29,453
5.5% 12/18/38 (i)	35,000	35,547
5.5% 12/18/38 (c)(i)	30,000	30,469
5.5% 12/18/38 (c)(i)	26,000	26,455
5.5% 12/18/38 (c)(i)	23,000	23,403
5.5% 12/18/38 (i)	26,000	26,455
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	30,000	30,400
5.5% 1/21/39 (i)	7,000	7,106
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	13,000	13,198
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		381,187
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,933,410)		1,989,092
Asset-Backed Securities - 1.4%

Advanta Business Card Master Trust Series 2007-D1 Class D, 2.8525% 1/22/13 (b)(g)	10,400	1,560
Airspeed Ltd. Series 2007-1A Class C1, 3.9225% 6/15/32 (b)(g)	11,277	5,018
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,582	3,349
Capital Auto Receivables Asset Trust Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	2,937
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (b)(g)	1,449	43
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	2,380	148
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	3,551
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	2,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	2,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (b)	$ 2,335	$ 1,168
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	3,280	1,837
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	1,074	279
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(g)	17,200	15,939
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (g)	90	5
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 1.505% 2/25/37 (g)	2,942	2,444
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (g)	3,014	2,509
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (b)(g)	15,495	14,827
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	47,592
Class E, 7.05% 5/20/14 (b)	6,660	1,974
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 3.895% 10/25/36 (b)(g)	2,669	11
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,370	3,365
TOTAL ASSET-BACKED SECURITIES (Cost $159,075)		113,519
Collateralized Mortgage Obligations - 4.0%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (g)	1,775	444
Class C, 5.8767% 4/10/49 (g)	4,735	1,042
Class D, 5.8767% 4/10/49 (g)	2,370	450
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	2,991	2,275
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	2,209	1,654
Class 2A2, 4.1069% 2/25/34 (g)	2,094	1,568
Series 2004-D Class 2A1, 3.6108% 5/25/34 (g)	1,151	867
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (g)	1,078	812
Class 2A2, 4.8% 9/25/35 (g)	1,459	867
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (a)(b)(g)	$ 70,550	$ 5,503
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	2,075	1,561
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (g)	3,163	2,352
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (g)	2,509	1,832
Class A4, 4.3903% 8/25/34 (g)	2,267	1,659
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (g)	3,306	2,511
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (g)	1,992	1,544
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (g)	5,619	3,920
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (b)(g)	8,932	5,493
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (g)	6,074	4,583
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 4.6175% 7/10/35 (b)(g)	3,811	2,209
Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (b)(g)	2,973	1,771
Class B5, 4.0175% 6/10/35 (b)(g)	2,029	1,187
Class B6, 4.5175% 6/10/35 (b)(g)	1,204	678
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (g)	2,026	1,526
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 3.895% 12/25/36 (b)(g)	4,593	88
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	1,717	1,344
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,117	873
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (g)	2,108	2,052
Series 2005-AR14 Class 1A1, 5.0502% 12/25/35 (g)	12,960	10,607
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (g)	13,161	9,790
Series 2004-V Class 1A2, 3.97% 10/25/34 (g)	5,504	4,045
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (g)	1,395	927
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (g)	6,358	4,234
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	$ 3,767	$ 2,519
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	46,189	32,418
TOTAL PRIVATE SPONSOR		117,205
U.S. Government Agency - 2.6%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (d)	22,130	22,139
Series 3079 Class MB, 5% 10/15/28	30,807	31,346
Series 3082 Class PG, 5% 10/15/29	50,300	51,133
Series 3118 Class QB, 5% 2/15/29	33,731	34,270
Series 3258 Class PM, 5.5% 12/15/36	81,212	83,022
TOTAL U.S. GOVERNMENT AGENCY		221,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $381,504)		339,115
Commercial Mortgage Securities - 0.6%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 1.665% 7/25/37 (b)(g)	2,198	1,517
Class A2, 1.715% 7/25/37 (b)(g)	2,059	1,338
Class B1, 2.995% 7/25/37 (b)(g)	608	189
Class B2, 3.645% 7/25/37 (b)(g)	529	122
Class B3, 4.745% 7/25/37 (b)(g)	594	128
Class M1, 1.765% 7/25/37 (b)(g)	691	345
Class M2, 1.805% 7/25/37 (b)(g)	350	166
Class M3, 1.885% 7/25/37 (b)(g)	354	156
Class M4, 2.045% 7/25/37 (b)(g)	758	296
Class M5, 2.145% 7/25/37 (b)(g)	668	247
Class M6, 2.395% 7/25/37 (b)(g)	852	286
Series 2007-3:
Class B1, 2.345% 7/25/37 (b)(g)	535	265
Class B2, 2.995% 7/25/37 (b)(g)	1,401	658
Class B3, 5.395% 7/25/37 (b)(g)	718	330
Class M1, 1.705% 7/25/37 (b)(g)	464	278
Class M2, 1.735% 7/25/37 (b)(g)	496	288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 1.765% 7/25/37 (b)(g)	$ 811	$ 443
Class M4, 1.895% 7/25/37 (b)(g)	1,279	691
Class M5, 1.995% 7/25/37 (b)(g)	638	339
Class M6, 2.195% 7/25/37 (b)(g)	484	247
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	4,497
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 1.5625% 4/15/22 (b)(g)	8,398	4,199
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 1.1034% 1/15/37 (a)(b)(g)	136,665	2,386
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,010	6,979
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (a)(g)	13,384	157
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 2.5475% 3/1/20 (b)(g)	9,955	6,172
Class H, 2.8275% 3/1/20 (b)(g)	960	576
Class J, 3.0275% 3/1/20 (b)(g)	1,375	798
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/12/50	2,790	740
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	17,270	10,789
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 Class C, 5.8824% 4/15/47 (g)	8,950	2,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,222)		47,730
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	875	767
6.875% 3/15/12	880	842
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,743)		1,609
Fixed-Income Funds - 40.1%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	2,067,284	$ 150,953
Fidelity Commercial Mortgage-Backed Securities Central Fund (h)	8,340,283	574,395
Fidelity Corporate Bond 1-5 Year Central Fund (h)	3,649,851	328,122
Fidelity Mortgage Backed Securities Central Fund (h)	18,064,216	1,779,867
Fidelity Specialized High Income Central Fund (h)	2,158,478	150,813
Fidelity Ultra-Short Central Fund (h)	6,491,525	431,621
TOTAL FIXED-INCOME FUNDS (Cost $4,072,417)		3,415,771
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $15,235)	$ 15,235	11,151
Cash Equivalents - 1.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 62,443	62,442
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	23,465	23,464
TOTAL CASH EQUIVALENTS (Cost $85,906)		85,906
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $10,361,339)		9,010,075
NET OTHER ASSETS - (5.7)%		(481,971)
NET ASSETS - 100%		$ 8,528,104
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (e)	Nov. 2034	$ 2,971	(1,215)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (e)	June 2035	2,881	(2,667)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (e)	March 2035	2,208	(2,089)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (e)	Oct. 2034	1,026	(805)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (e)	May 2033	2,971	(1,487)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (e)	Oct. 2036	4,750	(4,502)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (e)

	Dec. 2034	$ 1,343	$ (1,220)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (e)	Oct. 2034	970	(878)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (e)	August 2034	1,278	(1,179)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (e)	Sept. 2034	868	(785)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	172
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	1,119
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	2,518
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	$ 8,895	$ 214
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	9,200	(8,740)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	25,000	(23,750)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	18,700	(17,765)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	5,600	(5,320)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	10,200	(9,690)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	16,700	(15,865)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34
(Rating-A3) (e)

	Oct. 2034	$ 9,300	$ (7,913)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (e)	Feb. 2035	3,200	(2,918)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (e)	August 2034	765	(349)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (e)	June 2035	3,200	(2,950)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (e)	Oct. 2034	1,450	(396)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (e)	June 2035	2,730	(2,529)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (e)	April 2032	262	(234)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (e)

	March 2034	$ 214	$ (117)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (e)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (Rating-C) (e)	June 2035	10,445	(9,818)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (e)	August 2035	4,750	(4,403)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (e)	August 2036	4,750	(4,366)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (e)	Sept. 2010	$ 11,200	(530)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2) (e)	March 2013	13,500	(5,164)
TOTAL CREDIT DEFAULT SWAPS		212,676	(135,624)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.01% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Oct. 2013	50,000	2,671
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	10,748
TOTAL INTEREST RATE SWAPS		150,000	13,419
		$ 362,676	$ (122,205)
Legend

(a) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,959,000 or 5.0% of net assets.

(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $156,848,000.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,442,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 12,701
Barclays Capital, Inc.	16,772
Deutsche Bank Securities, Inc.	32,969
$ 62,442
$23,464,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 11,462
Bank of America, NA	11,393
Barclays Capital, Inc.	609
$ 23,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,599
Fidelity Commercial Mortgage-Backed Securities Central Fund	10,919
Fidelity Corporate Bond 1-5 Year Central Fund	5,223
Fidelity Mortgage Backed Securities Central Fund	25,083
Fidelity Specialized High Income Central Fund	3,629
Fidelity Ultra-Short Central Fund	5,224
Total	$ 52,677
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 2,599	$ 99,991	$ 150,953	18.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	10,919	69,776	574,395	23.2%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	5,223	96,818	328,122	69.1%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	25,085	250,595	1,779,867	21.9%
Fidelity Specialized High Income Central Fund	195,170	3,629	-	150,813	47.5%
Fidelity Ultra-Short Central Fund	806,565	-	272,534	431,621	22.7%
Total	$ 4,532,847	$ 47,455	$ 789,714	$ 3,415,771
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,010,075	$ 3,415,771	$ 5,593,730	$ 574
Other Financial Instruments*	$ (122,205)	$ -	$ (83,157)	$ (39,048)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	-	-*
Total Unrealized Gain (Loss)	3,623	583
Cost of Purchases	90	-
Proceeds of Sales	-	-
Amortization/Accretion	(3,853)	-
Transfer in/out of Level 3	-	(1,476)
Ending Balance	$ 574	$ (39,048)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $338,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,355,860,000. Net unrealized depreciation aggregated $1,345,785,000, of which $88,482,000 related to appreciated investment securities and $1,434,267,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $172,436,000 representing 2.02% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.104

AIGB-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 10,061
Household Durables - 0.2%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	1,839
Newell Rubbermaid, Inc.:
5.5% 4/15/13	6,993	5,975
6.25% 4/15/18	3,425	2,583
		10,397
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	21,143
Comcast Corp.:
4.95% 6/15/16	15,874	13,044
5.9% 3/15/16	9,300	8,113
COX Communications, Inc. 6.45% 12/1/36 (b)	21,256	16,177
Gannett Co., Inc. 2.3688% 5/26/09 (g)	15,990	15,055
Liberty Media Corp.:
5.7% 5/15/13	8,500	5,703
8.25% 2/1/30	19,105	11,463
News America Holdings, Inc. 7.75% 12/1/45	6,015	5,446
News America, Inc.:
6.15% 3/1/37	6,365	4,719
6.2% 12/15/34	4,570	3,463
Time Warner Cable, Inc. 5.85% 5/1/17	23,639	19,846
Viacom, Inc.:
6.125% 10/5/17	9,190	7,473
6.75% 10/5/37	8,475	6,187
		137,832
TOTAL CONSUMER DISCRETIONARY		158,290
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	3,020	2,894
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	8,729
		11,623
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (g)	14,340	7,457
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	10,480	9,535
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
4.125% 11/12/09	$ 6,360	$ 6,289
6% 2/11/13	3,380	3,306
6.25% 6/1/12	6,081	6,036
6.875% 2/1/38	9,031	7,916
		33,082
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	11,828	11,969
Philip Morris International, Inc. 6.375% 5/16/38	12,770	10,940
Reynolds American, Inc.:
6.75% 6/15/17	15,115	11,222
7.25% 6/15/37	22,265	14,349
		48,480
TOTAL CONSUMER STAPLES		100,642
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	14,255	12,893
DCP Midstream LLC 6.75% 9/15/37 (b)	7,295	5,219
Transocean, Inc.:
6% 3/15/18	5,000	4,426
6.8% 3/15/38	4,060	3,450
Weatherford International Ltd. 6% 3/15/18	5,650	4,672
		30,660
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,294
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	5,834
6.45% 9/15/36	9,885	7,650
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	6,098
5.9% 2/1/18	2,830	2,417
ConocoPhillips 4.4% 5/15/13	50,000	46,618
Duke Energy Field Services 7.875% 8/16/10	7,580	7,336
EnCana Corp. 4.75% 10/15/13	2,269	2,050
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,149
Nakilat, Inc. 6.067% 12/31/33 (b)	12,415	8,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	$ 5,985	$ 4,190
Nexen, Inc.:
5.875% 3/10/35	10,560	7,292
6.4% 5/15/37	7,730	5,587
Pemex Project Funding Master Trust 3.4106% 12/3/12 (b)(g)	11,870	10,046
Petro-Canada:
6.05% 5/15/18	4,170	3,280
6.8% 5/15/38	10,305	7,329
Suncor Energy, Inc.:
6.1% 6/1/18	12,820	10,817
6.5% 6/15/38	2,565	1,884
6.85% 6/1/39	11,275	8,669
Talisman Energy, Inc. yankee 6.25% 2/1/38	11,230	6,850
TEPPCO Partners LP:
6.65% 4/15/18	11,620	9,494
7.55% 4/15/38	10,010	7,440
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	18,744
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	3,670
Valero Energy Corp. 6.625% 6/15/37	5,740	4,302
XTO Energy, Inc.:
5.9% 8/1/12	6,352	5,976
6.25% 8/1/17	9,995	9,202
6.75% 8/1/37	5,265	4,328
		227,357
TOTAL ENERGY		258,017
FINANCIALS - 10.1%
Capital Markets - 2.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	21,737
BlackRock, Inc. 6.25% 9/15/17	12,840	11,429
Deutsche Bank AG London 6% 9/1/17	6,678	6,410
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,880	4,353
5.95% 1/18/18	10,230	8,258
6.15% 4/1/18	9,490	7,743
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,147
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	2,684
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 96,700	$ 70,054
Lazard Group LLC:
6.85% 6/15/17	5,200	3,091
7.125% 5/15/15	16,430	10,203
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,721	9,154
Morgan Stanley 4.62% 1/9/14 (g)	40,435	29,592
		186,855
Commercial Banks - 1.8%
Bank of America NA 6% 10/15/36	8,150	7,015
Bank One Corp. 5.25% 1/30/13	13,775	12,789
BB&T Capital Trust IV 6.82% 6/12/77 (g)	1,220	711
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	8,197
Credit Suisse First Boston 6% 2/15/18	17,850	15,094
Credit Suisse First Boston New York Branch 5% 5/15/13	9,731	9,175
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	5,989
Fifth Third Bancorp:
4.5% 6/1/18	3,545	2,469
8.25% 3/1/38	2,904	2,284
HBOS PLC 6.75% 5/21/18 (b)	12,189	10,130
HSBC Holdings PLC:
6.5% 5/2/36	11,470	9,635
6.5% 9/15/37	5,010	4,197
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	8,245
Korea Development Bank 5.75% 9/10/13	6,838	5,693
Regions Bank 6.45% 6/26/37	3,200	2,122
Standard Chartered Bank 6.4% 9/26/17 (b)	23,680	19,293
SunTrust Bank 7.25% 3/15/18	3,750	3,696
Wachovia Bank NA 5.85% 2/1/37	19,011	15,537
Wachovia Corp. 4.875% 2/15/14	1,791	1,479
Wells Fargo Bank NA 5.95% 8/26/36	11,449	9,691
		153,441
Consumer Finance - 0.7%
SLM Corp.:
3.0188% 3/15/11 (g)	1,130	874
3.695% 7/26/10 (g)	64,500	50,467
3.765% 10/25/11 (g)	3,925	2,855
3.835% 1/27/14 (g)	2,240	1,182
4.5% 7/26/10	2,325	1,960
5% 10/1/13	830	593
		57,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.3% 10/17/12	$ 8,650	$ 7,895
5.5% 4/11/13	3,790	3,449
6.125% 5/15/18	3,790	3,464
Deutsche Bank AG London Branch 5.375% 10/12/12	6,162	6,118
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	9,625
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	15,505	13,502
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	8,603
5.5% 1/15/14 (b)	8,820	5,998
TECO Finance, Inc. 7% 5/1/12	11,415	10,629
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	7,500	4,056
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	13,680	7,250
		80,589
Insurance - 1.4%
Assurant, Inc. 5.625% 2/15/14	8,540	6,362
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	9,869
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	22,081	15,845
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	15,840	13,787
10.75% 6/15/88 (b)(g)	8,540	4,512
Lincoln National Corp. 7% 5/17/66 (g)	2,370	933
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,146
5.125% 4/10/13 (b)	11,934	10,709
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,392
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,251
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,041
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	18,775	10,749
Symetra Financial Corp. 6.125% 4/1/16 (b)	10,405	8,051
The Chubb Corp. 6.5% 5/15/38	4,535	3,822
		117,469
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	9,635	6,359
6.3% 6/1/13	9,785	6,458
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 19,900	$ 16,684
5.75% 4/1/12	6,050	3,751
Camden Property Trust 5.875% 11/30/12	6,435	5,341
Colonial Properties Trust:
4.75% 2/1/10	20,412	18,552
4.8% 4/1/11	2,650	2,094
5.5% 10/1/15	12,730	8,275
6.875% 8/15/12	5,000	3,900
Colonial Realty LP 6.05% 9/1/16	9,420	5,935
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	585
5% 5/3/10	6,840	4,104
5.25% 4/15/11	8,195	4,917
5.375% 10/15/12	5,485	3,291
Duke Realty LP:
5.4% 8/15/14	10,700	6,634
5.5% 3/1/16	10,700	5,671
5.625% 8/15/11	4,860	4,131
5.875% 8/15/12	1,205	807
5.95% 2/15/17	2,540	1,295
6.25% 5/15/13	5,180	3,160
6.5% 1/15/18	8,800	4,400
Equity One, Inc.:
6% 9/15/17	6,860	4,116
6.25% 1/15/17	4,535	2,721
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	3,432
6% 7/15/12	3,355	2,652
6.2% 1/15/17	2,580	1,634
HRPT Properties Trust:
5.75% 11/1/15	2,925	1,521
6.65% 1/15/18	6,500	3,380
Liberty Property LP:
5.5% 12/15/16	6,665	4,402
6.375% 8/15/12	4,617	3,997
6.625% 10/1/17	6,640	3,984
Mack-Cali Realty LP:
5.05% 4/15/10	9,145	8,191
7.25% 3/15/09	4,110	4,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 1,080	$ 950
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	1,674
6% 3/31/16	2,600	1,300
Simon Property Group LP:
4.6% 6/15/10	8,400	7,375
5.1% 6/15/15	15,660	10,336
5.375% 6/1/11	3,565	2,888
5.45% 3/15/13	8,720	6,444
5.75% 5/1/12	4,015	3,135
7.75% 1/20/11	2,250	1,899
Tanger Properties LP 6.15% 11/15/15	17,300	11,245
UDR, Inc. 5.5% 4/1/14	10,720	7,182
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	2,333
Washington (REIT) 5.95% 6/15/11	10,660	8,528
		225,712
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	2,405	1,550
5.5% 10/1/12	9,240	7,619
5.75% 6/15/17	11,250	7,152
6.625% 3/15/12	2,360	1,959
Post Apartment Homes LP 6.3% 6/1/13	11,550	8,432
Regency Centers LP 6.75% 1/15/12	12,435	9,948
		36,660
Thrifts & Mortgage Finance - 0.0%
Capmark Financial Group, Inc. 6.3% 5/10/17	5,570	1,557
TOTAL FINANCIALS		860,214
INDUSTRIALS - 1.2%
Airlines - 1.2%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	11,366
7.858% 4/1/13	26,059	21,238
Continental Airlines, Inc. 6.545% 8/2/20	4,098	3,299
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 14,029	$ 8,277
7.57% 11/18/10	21,770	17,634
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,895	4,827
8.36% 7/20/20	21,289	15,754
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	8,444	4,813
6.071% 9/1/14	1,161	1,080
6.602% 9/1/13	2,068	1,923
7.032% 4/1/12	2,243	2,064
7.186% 10/1/12	5,570	5,125
7.811% 4/1/11	4,909	4,468
		101,868
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	608
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	6,338	3,296
TOTAL INDUSTRIALS		105,772
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	9,971	8,966
6.55% 10/1/17	8,770	7,592
7.125% 10/1/37	4,405	3,413
		19,971
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	6,497
6.375% 8/3/15	10,650	6,324
National Semiconductor Corp. 6.15% 6/15/12	7,260	6,082
		18,903
TOTAL INFORMATION TECHNOLOGY		38,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.5%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	$ 8,975	$ 7,231
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,478
Rio Tinto Finance Ltd.:
5.875% 7/15/13	12,154	9,447
6.5% 7/15/18	20,204	13,885
7.125% 7/15/28	17,840	11,804
		38,614
TOTAL MATERIALS		45,845
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	17,617	15,103
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	11,736
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,995	6,199
5.875% 8/20/13	10,485	9,469
6.75% 8/20/18	5,870	5,265
KT Corp. 5.875% 6/24/14 (b)	7,455	6,543
Sprint Capital Corp.:
6.875% 11/15/28	9,870	4,836
7.625% 1/30/11	7,295	5,252
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	8,213
5.25% 10/1/15	12,725	9,162
7.2% 7/18/36	2,550	1,709
Telefonica Emisiones SAU:
5.855% 2/4/13	2,732	2,514
6.221% 7/3/17	11,230	9,870
7.045% 6/20/36	5,850	4,842
Verizon Communications, Inc.:
5.25% 4/15/13	7,395	6,875
6.1% 4/15/18	9,830	8,576
		116,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. 6% 12/1/16	$ 21,361	$ 11,855
Vodafone Group PLC 5.625% 2/27/17	2,952	2,509
		14,364
TOTAL TELECOMMUNICATION SERVICES		130,528
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	10,662	9,402
Baltimore Gas & Electric Co. 6.125% 7/1/13	8,010	7,471
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	10,611
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	17,423
5.8% 3/15/18	11,545	10,063
Duke Energy Carolinas LLC 6% 1/15/38	9,739	8,924
EDP Finance BV 6% 2/2/18 (b)	25,358	21,570
Exelon Corp. 4.9% 6/15/15	27,100	21,342
Florida Power Corp. 5.65% 6/15/18	5,665	5,517
Nevada Power Co. 6.5% 5/15/18	16,280	14,164
Oncor Electric Delivery Co. 6.375% 5/1/12	17,030	16,143
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,464
5.8% 3/1/37	7,180	6,008
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	8,945
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	15,620	7,029
		167,076
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	4,701
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	11,598
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	20,110
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	9,314
6.5% 5/1/18	11,365	8,707
TXU Corp. 5.55% 11/15/14	7,555	3,929
		53,658
Multi-Utilities - 1.0%
CMS Energy Corp. 6.55% 7/17/17	13,140	10,225
Dominion Resources, Inc. 7.5% 6/30/66 (g)	12,110	6,176
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 23,434
NiSource Finance Corp.:
2.7231% 11/23/09 (g)	9,874	9,044
5.4% 7/15/14	2,960	2,298
5.45% 9/15/20	10,810	6,374
6.4% 3/15/18	21,180	15,475
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	20,065	10,033
		83,059
TOTAL UTILITIES		308,494
TOTAL NONCONVERTIBLE BONDS (Cost $2,587,342)		2,006,676
U.S. Government and Government Agency Obligations - 11.7%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.625% 2/12/13	47,560	48,528
5% 2/13/17	30,000	31,706
5.375% 6/12/17	25,000	27,188
Freddie Mac:
4.125% 12/21/12	45,060	46,808
5.125% 7/15/12	45,890	49,188
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		203,418
U.S. Treasury Inflation Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	10,572	10,037
2% 1/15/14 (d)	128,639	115,756
2% 1/15/14	24,511	22,056
2.375% 1/15/17 (d)	317,519	291,969
2.375% 1/15/27 (d)	122,441	108,494
2.375% 1/15/27	2,333	2,067
2.625% 7/15/17	53,538	50,852
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		601,231
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds 4.5% 5/15/38 (d)	$ 115,400	$ 136,524
U.S. Treasury Notes:
2.75% 10/31/13	30,000	31,188
4% 8/15/18	24,900	27,145
TOTAL U.S. TREASURY OBLIGATIONS		194,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,039,485)		999,506
U.S. Government Agency - Mortgage Securities - 23.3%

Fannie Mae - 17.7%
3.99% 9/1/33 (g)	9,001	8,867
4.5% 4/1/23	255	255
4.773% 9/1/35 (g)	10,613	10,573
5% 4/1/18 to 11/1/38 (c)	536,825	541,336
5.176% 4/1/36 (g)	19,296	19,296
5.5% 12/1/30 to 12/1/38 (d)	771,154	785,085
5.5% 12/11/38 (c)(i)	90,000	91,505
5.593% 7/1/37 (g)	2,728	2,745
5.823% 7/1/46 (g)	31,065	31,353
6% 3/1/16 to 11/1/38	10,481	10,728
6.022% 4/1/36 (g)	2,091	2,108
6.12% 4/1/36 (g)	5,216	5,269
6.243% 6/1/36 (g)	803	797
6.328% 4/1/36 (g)	2,117	2,143
TOTAL FANNIE MAE		1,512,060
Freddie Mac - 1.1%
4.402% 8/1/35 (g)	19,154	18,755
4.481% 10/1/34 (g)	10,236	10,135
4.555% 4/1/35 (g)	21,465	21,292
4.64% 4/1/35 (g)	7,137	7,104
4.771% 7/1/35 (g)	7,975	7,870
5.042% 1/1/36 (g)	5,917	5,847
5.735% 10/1/35 (g)	1,489	1,491
5.86% 6/1/36 (g)	2,427	2,441
5.997% 7/1/37 (g)	12,262	12,390
6.024% 6/1/36 (g)	2,274	2,289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.053% 4/1/36 (g)	$ 3,843	$ 3,868
6.097% 6/1/36 (g)	2,350	2,363
TOTAL FREDDIE MAC		95,845
Government National Mortgage Association - 4.5%
5.5% 5/20/37 to 11/20/38 (i)	135,998	138,397
5.5% 12/18/38 (i)	29,000	29,453
5.5% 12/18/38 (i)	35,000	35,547
5.5% 12/18/38 (c)(i)	30,000	30,469
5.5% 12/18/38 (c)(i)	26,000	26,455
5.5% 12/18/38 (c)(i)	23,000	23,403
5.5% 12/18/38 (i)	26,000	26,455
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	30,000	30,400
5.5% 1/21/39 (i)	7,000	7,106
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	13,000	13,198
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		381,187
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,933,410)		1,989,092
Asset-Backed Securities - 1.4%

Advanta Business Card Master Trust Series 2007-D1 Class D, 2.8525% 1/22/13 (b)(g)	10,400	1,560
Airspeed Ltd. Series 2007-1A Class C1, 3.9225% 6/15/32 (b)(g)	11,277	5,018
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,582	3,349
Capital Auto Receivables Asset Trust Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	2,937
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (b)(g)	1,449	43
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	2,380	148
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	3,551
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	2,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	2,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2007-A Class D, 7.05% 12/15/13 (b)	$ 2,335	$ 1,168
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	3,280	1,837
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	1,074	279
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(g)	17,200	15,939
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (g)	90	5
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 1.505% 2/25/37 (g)	2,942	2,444
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (g)	3,014	2,509
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (b)(g)	15,495	14,827
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	47,592
Class E, 7.05% 5/20/14 (b)	6,660	1,974
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 3.895% 10/25/36 (b)(g)	2,669	11
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,370	3,365
TOTAL ASSET-BACKED SECURITIES (Cost $159,075)		113,519
Collateralized Mortgage Obligations - 4.0%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (g)	1,775	444
Class C, 5.8767% 4/10/49 (g)	4,735	1,042
Class D, 5.8767% 4/10/49 (g)	2,370	450
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	2,991	2,275
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	2,209	1,654
Class 2A2, 4.1069% 2/25/34 (g)	2,094	1,568
Series 2004-D Class 2A1, 3.6108% 5/25/34 (g)	1,151	867
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (g)	1,078	812
Class 2A2, 4.8% 9/25/35 (g)	1,459	867
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (a)(b)(g)	$ 70,550	$ 5,503
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	2,075	1,561
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (g)	3,163	2,352
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (g)	2,509	1,832
Class A4, 4.3903% 8/25/34 (g)	2,267	1,659
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (g)	3,306	2,511
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (g)	1,992	1,544
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (g)	5,619	3,920
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (b)(g)	8,932	5,493
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (g)	6,074	4,583
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 4.6175% 7/10/35 (b)(g)	3,811	2,209
Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (b)(g)	2,973	1,771
Class B5, 4.0175% 6/10/35 (b)(g)	2,029	1,187
Class B6, 4.5175% 6/10/35 (b)(g)	1,204	678
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (g)	2,026	1,526
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 3.895% 12/25/36 (b)(g)	4,593	88
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	1,717	1,344
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,117	873
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (g)	2,108	2,052
Series 2005-AR14 Class 1A1, 5.0502% 12/25/35 (g)	12,960	10,607
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (g)	13,161	9,790
Series 2004-V Class 1A2, 3.97% 10/25/34 (g)	5,504	4,045
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (g)	1,395	927
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (g)	6,358	4,234
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	$ 3,767	$ 2,519
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	46,189	32,418
TOTAL PRIVATE SPONSOR		117,205
U.S. Government Agency - 2.6%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (d)	22,130	22,139
Series 3079 Class MB, 5% 10/15/28	30,807	31,346
Series 3082 Class PG, 5% 10/15/29	50,300	51,133
Series 3118 Class QB, 5% 2/15/29	33,731	34,270
Series 3258 Class PM, 5.5% 12/15/36	81,212	83,022
TOTAL U.S. GOVERNMENT AGENCY		221,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $381,504)		339,115
Commercial Mortgage Securities - 0.6%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 1.665% 7/25/37 (b)(g)	2,198	1,517
Class A2, 1.715% 7/25/37 (b)(g)	2,059	1,338
Class B1, 2.995% 7/25/37 (b)(g)	608	189
Class B2, 3.645% 7/25/37 (b)(g)	529	122
Class B3, 4.745% 7/25/37 (b)(g)	594	128
Class M1, 1.765% 7/25/37 (b)(g)	691	345
Class M2, 1.805% 7/25/37 (b)(g)	350	166
Class M3, 1.885% 7/25/37 (b)(g)	354	156
Class M4, 2.045% 7/25/37 (b)(g)	758	296
Class M5, 2.145% 7/25/37 (b)(g)	668	247
Class M6, 2.395% 7/25/37 (b)(g)	852	286
Series 2007-3:
Class B1, 2.345% 7/25/37 (b)(g)	535	265
Class B2, 2.995% 7/25/37 (b)(g)	1,401	658
Class B3, 5.395% 7/25/37 (b)(g)	718	330
Class M1, 1.705% 7/25/37 (b)(g)	464	278
Class M2, 1.735% 7/25/37 (b)(g)	496	288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 1.765% 7/25/37 (b)(g)	$ 811	$ 443
Class M4, 1.895% 7/25/37 (b)(g)	1,279	691
Class M5, 1.995% 7/25/37 (b)(g)	638	339
Class M6, 2.195% 7/25/37 (b)(g)	484	247
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	4,497
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 1.5625% 4/15/22 (b)(g)	8,398	4,199
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 1.1034% 1/15/37 (a)(b)(g)	136,665	2,386
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,010	6,979
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (a)(g)	13,384	157
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 2.5475% 3/1/20 (b)(g)	9,955	6,172
Class H, 2.8275% 3/1/20 (b)(g)	960	576
Class J, 3.0275% 3/1/20 (b)(g)	1,375	798
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/12/50	2,790	740
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	17,270	10,789
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 Class C, 5.8824% 4/15/47 (g)	8,950	2,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,222)		47,730
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	875	767
6.875% 3/15/12	880	842
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,743)		1,609
Fixed-Income Funds - 40.1%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	2,067,284	$ 150,953
Fidelity Commercial Mortgage-Backed Securities Central Fund (h)	8,340,283	574,395
Fidelity Corporate Bond 1-5 Year Central Fund (h)	3,649,851	328,122
Fidelity Mortgage Backed Securities Central Fund (h)	18,064,216	1,779,867
Fidelity Specialized High Income Central Fund (h)	2,158,478	150,813
Fidelity Ultra-Short Central Fund (h)	6,491,525	431,621
TOTAL FIXED-INCOME FUNDS (Cost $4,072,417)		3,415,771
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $15,235)	$ 15,235	11,151
Cash Equivalents - 1.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 62,443	62,442
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	23,465	23,464
TOTAL CASH EQUIVALENTS (Cost $85,906)		85,906
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $10,361,339)		9,010,075
NET OTHER ASSETS - (5.7)%		(481,971)
NET ASSETS - 100%		$ 8,528,104
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (e)	Nov. 2034	$ 2,971	(1,215)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (e)	June 2035	2,881	(2,667)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (e)	March 2035	2,208	(2,089)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (e)	Oct. 2034	1,026	(805)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (e)	May 2033	2,971	(1,487)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (e)	Oct. 2036	4,750	(4,502)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (e)

	Dec. 2034	$ 1,343	$ (1,220)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (e)	Oct. 2034	970	(878)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (e)	August 2034	1,278	(1,179)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (e)	Sept. 2034	868	(785)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	172
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	1,119
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	2,518
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	$ 8,895	$ 214
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	9,200	(8,740)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	25,000	(23,750)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	18,700	(17,765)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	5,600	(5,320)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	10,200	(9,690)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	Sept. 2037	16,700	(15,865)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34
(Rating-A3) (e)

	Oct. 2034	$ 9,300	$ (7,913)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (e)	Feb. 2035	3,200	(2,918)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (e)	August 2034	765	(349)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (e)	June 2035	3,200	(2,950)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (e)	Oct. 2034	1,450	(396)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (e)	June 2035	2,730	(2,529)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (e)	April 2032	262	(234)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (e)

	March 2034	$ 214	$ (117)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (e)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (Rating-C) (e)	June 2035	10,445	(9,818)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (e)	August 2035	4,750	(4,403)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (e)	August 2036	4,750	(4,366)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (e)	Sept. 2010	$ 11,200	(530)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2) (e)	March 2013	13,500	(5,164)
TOTAL CREDIT DEFAULT SWAPS		212,676	(135,624)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.01% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Oct. 2013	50,000	2,671
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	10,748
TOTAL INTEREST RATE SWAPS		150,000	13,419
		$ 362,676	$ (122,205)
Legend

(a) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,959,000 or 5.0% of net assets.

(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $156,848,000.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$62,442,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 12,701
Barclays Capital, Inc.	16,772
Deutsche Bank Securities, Inc.	32,969
$ 62,442
$23,464,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 11,462
Bank of America, NA	11,393
Barclays Capital, Inc.	609
$ 23,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,599
Fidelity Commercial Mortgage-Backed Securities Central Fund	10,919
Fidelity Corporate Bond 1-5 Year Central Fund	5,223
Fidelity Mortgage Backed Securities Central Fund	25,083
Fidelity Specialized High Income Central Fund	3,629
Fidelity Ultra-Short Central Fund	5,224
Total	$ 52,677
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 2,599	$ 99,991	$ 150,953	18.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	10,919	69,776	574,395	23.2%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	5,223	96,818	328,122	69.1%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	25,085	250,595	1,779,867	21.9%
Fidelity Specialized High Income Central Fund	195,170	3,629	-	150,813	47.5%
Fidelity Ultra-Short Central Fund	806,565	-	272,534	431,621	22.7%
Total	$ 4,532,847	$ 47,455	$ 789,714	$ 3,415,771
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,010,075	$ 3,415,771	$ 5,593,730	$ 574
Other Financial Instruments*	$ (122,205)	$ -	$ (83,157)	$ (39,048)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	-	-*
Total Unrealized Gain (Loss)	3,623	583
Cost of Purchases	90	-
Proceeds of Sales	-	-
Amortization/Accretion	(3,853)	-
Transfer in/out of Level 3	-	(1,476)
Ending Balance	$ 574	$ (39,048)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $338,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,355,860,000. Net unrealized depreciation aggregated $1,345,785,000, of which $88,482,000 related to appreciated investment securities and $1,434,267,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $172,436,000 representing 2.02% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund

November 30, 2008

1.873111.100

LIG-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Comcast Corp. 6.45% 3/15/37	$ 5,000,000	$ 3,928,335
News America, Inc. 6.15% 3/1/37	3,000,000	2,224,101
Time Warner Cable, Inc. 6.75% 7/1/18	2,000,000	1,754,072
Time Warner, Inc. 6.5% 11/15/36	3,223,000	2,377,733
		10,284,241
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,094,640
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,000,000	2,376,201
PepsiCo, Inc. 7.9% 11/1/18	1,100,000	1,227,423
		5,698,264
Food Products - 0.3%
Kraft Foods, Inc. 6.25% 6/1/12	3,425,000	3,399,761
Tobacco - 0.1%
Altria Group, Inc.:
9.7% 11/10/18	1,100,000	1,113,109
9.95% 11/10/38	667,000	660,625
		1,773,734
TOTAL CONSUMER STAPLES		10,871,759
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Duke Energy Field Services 6.45% 11/3/36 (a)	4,000,000	2,753,760
FINANCIALS - 2.3%
Capital Markets - 0.4%
BlackRock, Inc. 6.25% 9/15/17	3,000,000	2,670,411
Morgan Stanley 6.625% 4/1/18	3,000,000	2,488,098
		5,158,509
Commercial Banks - 0.5%
Credit Suisse First Boston 6% 2/15/18	3,000,000	2,536,773
Wachovia Corp. 5.75% 2/1/18	4,000,000	3,604,996
		6,141,769
Consumer Finance - 0.2%
General Electric Capital Corp. 5.875% 1/14/38	3,000,000	2,456,016
Diversified Financial Services - 0.7%
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	1,948,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. 6.5% 8/19/13	$ 4,000,000	$ 3,809,576
International Lease Finance Corp. 6.375% 3/25/13	5,000,000	3,403,145
		9,160,819
Real Estate Investment Trusts - 0.3%
Federal Realty Investment Trust 5.4% 12/1/13	1,000,000	703,276
Simon Property Group LP 5.75% 5/1/12	3,000,000	2,342,724
		3,046,000
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 5.8% 6/7/12	3,000,000	2,847,846
TOTAL FINANCIALS		28,810,959
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.3% 1/15/38	5,000,000	4,043,775
Telecom Italia Capital SA 5.25% 10/1/15	3,000,000	2,160,000
Verizon Communications, Inc. 6.1% 4/15/18	4,000,000	3,489,900
		9,693,675
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5.625% 2/27/17	2,000,000	1,699,584
TOTAL TELECOMMUNICATION SERVICES		11,393,259
UTILITIES - 1.1%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 8.875% 11/15/18	1,000,000	1,054,694
Duke Energy Carolinas LLC 7% 11/15/18	1,540,000	1,622,918
Florida Power Corp. 6.4% 6/15/38	2,697,000	2,592,391
Pacific Gas & Electric Co. 8.25% 10/15/18	650,000	721,109
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,204,320
Virginia Electric & Power Co. 8.875% 11/15/38	550,000	597,502
		9,792,934
Multi-Utilities - 0.3%
MidAmerican Energy Holdings, Co. 5.75% 4/1/18	3,650,000	3,245,781
TOTAL UTILITIES		13,038,715
TOTAL NONCONVERTIBLE BONDS (Cost $74,089,612)		77,152,693
U.S. Government and Government Agency Obligations - 26.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.6%
Freddie Mac:
4.125% 9/27/13	$ 15,000,000	$ 15,667,725
4.875% 6/13/18	15,000,000	15,963,855
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		31,631,580
U.S. Treasury Inflation Protected Obligations - 4.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	31,054,200	28,914,564
1.375% 7/15/18	30,438,600	27,290,307
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		56,204,871
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds 4.5% 5/15/38	25,000,000	29,576,175
U.S. Treasury Notes:
3.125% 9/30/13	125,000,000	132,294,875
4% 8/15/18	70,000,000	76,310,920
TOTAL U.S. TREASURY OBLIGATIONS		238,181,970
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $309,613,064)		326,018,421
U.S. Government Agency - Mortgage Securities - 51.4%

Fannie Mae - 42.0%
5% 2/1/19 to 11/1/38	137,234,163	138,525,429
5% 12/16/23 (b)	50,000,000	50,562,500
5% 12/11/38 (b)(c)	50,000,000	50,328,125
5% 12/11/38 (b)	50,000,000	50,328,125
5.5% 10/1/28 to 11/1/38	50,046,653	50,932,571
5.5% 12/11/38 (b)	30,000,000	30,501,564
6% 5/1/36 to 10/1/38	70,000,013	71,668,977
6% 12/11/38 (b)	50,000,000	51,132,810
6.5% 12/11/38	25,000,000	25,697,265
TOTAL FANNIE MAE		519,677,366
Government National Mortgage Association - 9.4%
5.5% 12/18/38 (b)(c)	75,000,000	76,312,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 1/21/39 (b)	$ 10,000,000	$ 10,151,953
6% 12/18/38 (b)	10,000,000	10,214,844
6% 12/18/38 (b)	10,000,000	10,214,844
6% 12/18/38 (b)(c)	4,000,000	4,085,938
6% 12/18/38 (b)(c)	6,000,000	6,128,906
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		117,108,985
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $621,069,326)		636,786,351
Asset-Backed Securities - 1.5%

Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 1.4825% 9/20/13 (d)	470,000	361,900
Series 2006-A7 Class A7, 1.4725% 10/20/12 (d)	520,000	400,400
Series 2007-A1 Class A, 1.5025% 1/20/15 (d)	340,000	260,760
Capital One Multi-Asset Execution Trust Series 2008-A5 Class A5, 4.85% 2/18/14	5,000,000	4,559,481
Chase Issuance Trust Series 2005-A10 Class A10, 4.65% 12/17/12	5,000,000	4,728,905
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	7,000,000	6,727,468
WaMu Master Note Trust Series 2007-A2 Class A2, 1.4525% 5/15/14 (a)(d)	1,290,000	1,053,501
TOTAL ASSET-BACKED SECURITIES (Cost $18,185,257)		18,092,415
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6979% 1/19/34 (d)	1,983,502	1,457,211
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (d)	226,628	150,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,847,408)		1,607,874
Commercial Mortgage Securities - 1.8%
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9016% 6/11/40 (d)	$ 1,470,000	$ 1,014,969
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8885% 12/10/49 (d)	540,000	350,660
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	2,500,000	1,639,245
Series 2007-C3 Class A4, 5.9125% 6/15/39 (d)	880,000	573,256
Series 2007-C5 Class A4, 5.695% 9/15/40 (d)	2,300,000	1,474,734
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	2,500,000	1,612,212
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,100,000	1,932,998
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,620,000	1,031,913
Series 2007-CB19 Class A4, 5.937% 2/12/49 (d)	4,180,000	2,576,334
Series 2007-LD11 Class A4, 6.0071% 6/15/49 (d)	3,075,000	1,904,725
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A3, 5.347% 11/15/38	1,880,000	1,194,807
Series 2007-C6 Class A4, 5.858% 7/15/40 (d)	1,750,000	1,138,271
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	2,500,000	1,551,685
Series 2007-C32 Class A3, 5.9291% 6/15/49 (d)	3,360,000	2,123,175
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0999% 2/15/51 (d)	1,500,000	964,019
Class A5, 6.0999% 2/15/51 (d)	1,670,000	1,062,038
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,217,185)		22,145,041
Cash Equivalents - 40.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $506,369,000)	$ 506,380,426	$ 506,369,000
TOTAL INVESTMENT PORTFOLIO - 128.3% (Cost $1,558,390,852)		1,588,171,795
NET OTHER ASSETS - (28.3)%		(349,903,651)
NET ASSETS - 100%		$ 1,238,268,144
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,183,462 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$506,369,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 247,346,269
Bank of America, NA	245,872,137
Barclays Capital, Inc.	13,150,594
$ 506,369,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,588,171,795	$ -	$ 1,588,171,795	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,558,189,624. Net unrealized appreciation aggregated $29,982,171, of which $35,908,722 related to appreciated investment securities and $5,926,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2008

1.813036.104

STP-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.2488% 3/13/09 (i)	$ 11,200	$ 10,608
5.75% 8/10/09	29,260	25,749
		36,357
Media - 0.6%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000	9,447
Comcast Cable Communications, Inc. 6.75% 1/30/11	12,965	12,797
Time Warner Cable, Inc. 5.4% 7/2/12	6,060	5,551
Viacom, Inc. 5.75% 4/30/11	4,045	3,686
		31,481
TOTAL CONSUMER DISCRETIONARY		67,838
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (d)(i)	13,190	13,190
Kraft Foods, Inc.:
4.125% 11/12/09	1,380	1,365
5.625% 8/11/10	14,495	14,436
		28,991
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	7,435	7,370
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	9,919	10,016
Duke Capital LLC:
4.37% 3/1/09	9,565	9,487
7.5% 10/1/09	6,050	5,976
Enterprise Products Operating LP 4.625% 10/15/09	11,730	11,256
Kinder Morgan Energy Partners LP 6.3% 2/1/09	8,455	8,442
Pemex Project Funding Master Trust 9.125% 10/13/10	5,750	5,980
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	2,246	2,247
4.633% 6/15/10 (d)	1,349	1,350
		62,124
FINANCIALS - 5.5%
Capital Markets - 1.3%
American Capital Strategies Ltd. 6.85% 8/1/12	13,960	7,855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.:
3.25% 3/25/09	$ 8,450	$ 8,377
5.85% 7/19/10	21,335	21,431
Credit Suisse USA, Inc. 2.0363% 6/5/09 (i)	15,555	15,195
Goldman Sachs Group, Inc. 6.875% 1/15/11	67	65
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	3,978
Morgan Stanley:
5.05% 1/21/11	6,808	6,431
6.75% 4/15/11	8,280	7,805
		71,137
Commercial Banks - 1.6%
Bank of America NA 2.835% 5/12/10 (i)	12,250	11,308
Bank One Corp. 7.875% 8/1/10	4,708	4,841
Chase Manhattan Corp. 7.875% 6/15/10	10,588	10,839
HSBC Holdings PLC 7.5% 7/15/09	6,165	6,091
Korea Development Bank:
3.875% 3/2/09	7,300	7,232
4.75% 7/20/09	5,500	5,381
National Australia Bank Ltd. 8.6% 5/19/10	6,800	6,793
US Bancorp 4.5% 7/29/10	6,090	6,043
Wells Fargo & Co. 3.98% 10/29/10	27,960	27,601
		86,129
Consumer Finance - 0.6%
Household Finance Corp.:
4.125% 11/16/09	2,225	2,132
4.75% 5/15/09	8,978	8,807
MBNA Capital I 8.278% 12/1/26	4,885	4,018
Nelnet, Inc.:
5.125% 6/1/10	2,885	1,740
7.4% 9/29/36 (i)	15,075	3,015
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	10,620	10,487
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	3,715	3,690
		33,889
Diversified Financial Services - 0.5%
Bank of America Corp.:
7.4% 1/15/11	485	489
7.8% 2/15/10	2,593	2,628
Citigroup Funding, Inc. 1.3988% 4/23/09 (i)	5,575	5,489
Iberbond 2004 PLC 4.826% 12/24/17 (m)	9,002	6,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (i)	$ 1,425	$ 1,183
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	13,105	13,094
		29,635
Insurance - 0.2%
Metropolitan Life Global Funding I 3.9613% 6/25/10 (d)(i)	11,430	10,218
Real Estate Investment Trusts - 1.2%
Arden Realty LP 8.5% 11/15/10	7,855	7,305
Brandywine Operating Partnership LP 5.625% 12/15/10	13,110	10,991
Colonial Properties Trust 4.75% 2/1/10	4,715	4,285
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,695
5% 5/3/10	4,910	2,946
Duke Realty LP:
5.25% 1/15/10	3,215	2,914
5.625% 8/15/11	4,580	3,893
6.95% 3/15/11	3,815	3,243
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,669
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,542
Simon Property Group LP 4.6% 6/15/10	8,660	7,603
		63,086
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4.125% 9/15/09	317	306
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	4,000	3,224
5.2638% 6/20/13 (i)	4,540	3,096
		6,626
TOTAL FINANCIALS		300,720
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	6,630	6,615
4.125% 8/15/09	3,525	3,442
5.125% 11/15/10	8,357	8,126
		18,183
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	$ 14,430	$ 14,283
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,303
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	425	399
6.978% 10/1/12	179	158
Continental Airlines, Inc. 7.056% 3/15/11	4,110	3,843
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	6,816
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	1,044	971
6.201% 3/1/10	866	831
6.602% 9/1/13	2,140	1,990
7.186% 10/1/12	3,258	2,997
		18,005
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	5,891
5.625% 1/15/12	16,805	13,982
		19,873
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10	14,600	14,415
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	5,030	4,921
		19,336
TOTAL INDUSTRIALS		89,800
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (d)	4,365	4,147
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,109
TOTAL MATERIALS		10,256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 7,715	$ 7,810
BellSouth Corp. 4.2% 9/15/09	7,115	7,060
British Telecommunications PLC 8.625% 12/15/10	5,605	5,596
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	18,911
Telecom Italia Capital SA 4% 1/15/10	15,080	13,647
Telefonica Emisiones SAU 5.984% 6/20/11	21,000	20,086
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,365
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	11,535
Verizon New England, Inc. 6.5% 9/15/11	7,775	7,460
		101,470
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,377
Vodafone Group PLC 7.75% 2/15/10	4,810	4,798
		22,175
TOTAL TELECOMMUNICATION SERVICES		123,645
UTILITIES - 2.4%
Electric Utilities - 1.2%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	4,979
Entergy Corp. 7.75% 12/15/09 (d)	12,000	11,425
Exelon Corp. 4.45% 6/15/10	14,150	13,484
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,371
Progress Energy, Inc. 7.1% 3/1/11	9,628	9,577
Southern Co. 2.9175% 8/20/10 (i)	12,070	11,617
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,245
		62,698
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	21,471
PSEG Power LLC 3.75% 4/1/09	7,625	7,578
		29,049
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
3.8663% 6/17/10 (i)	8,180	8,186
6.3% 9/30/66 (i)	8,805	4,314
DTE Energy Co. 7.05% 6/1/11	8,462	8,386
KeySpan Corp. 7.625% 11/15/10	4,040	4,143
NiSource Finance Corp. 7.875% 11/15/10	3,925	3,533
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NSTAR 8% 2/15/10	$ 3,625	$ 3,730
Sempra Energy 4.75% 5/15/09	4,475	4,398
		36,690
TOTAL UTILITIES		128,437
TOTAL NONCONVERTIBLE BONDS (Cost $894,883)		829,994
U.S. Government and Government Agency Obligations - 43.3%

U.S. Government Agency Obligations - 13.0%
Fannie Mae:
2.5% 4/9/10	24,155	24,327
3% 7/12/10 (c)	175,000	177,532
3.25% 2/10/10	30,000	30,451
3.25% 8/12/10 (c)	87,021	88,575
4.75% 3/12/10 (c)(g)	246,221	253,915
Freddie Mac 4.875% 2/9/10 (c)(g)	133,725	138,155
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		712,955
U.S. Treasury Obligations - 30.3%
U.S. Treasury Notes:
1.25% 11/30/10 (e)	635,420	637,921
1.75% 11/15/11	244,869	247,949
4.625% 8/31/11	72,927	79,815
4.875% 4/30/11 (g)	272,020	297,012
4.875% 5/31/11	273,585	299,234
4.875% 7/31/11	85,994	94,546
TOTAL U.S. TREASURY OBLIGATIONS		1,656,477
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,329,217)		2,369,432
U.S. Government Agency - Mortgage Securities - 9.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 7.5%
3.933% 1/1/34 (i)	$ 358	$ 358
4.082% 6/1/35 (i)	1,017	1,016
4.173% 1/1/35 (i)	1,069	1,056
4.185% 8/1/33 (i)	536	525
4.196% 5/1/35 (i)	5,551	5,415
4.205% 1/1/35 (i)	414	406
4.25% 2/1/34 (i)	445	442
4.25% 2/1/35 (i)	437	433
4.262% 1/1/34 (i)	482	480
4.263% 7/1/35 (i)	890	895
4.287% 3/1/33 (i)	202	200
4.291% 2/1/35 (i)	4,136	4,090
4.296% 5/1/33 (i)	94	94
4.303% 3/1/33 (i)	255	253
4.325% 2/1/35 (i)	5,967	5,946
4.326% 7/1/35 (i)	1,355	1,363
4.331% 1/1/35 (i)	627	621
4.334% 3/1/35 (i)	2,160	2,139
4.375% 2/1/35 (i)	4,833	4,788
4.384% 7/1/33 (i)	3,476	3,431
4.406% 8/1/35 (i)	767	754
4.422% 10/1/34 (i)	2,550	2,527
4.425% 5/1/35 (i)	311	313
4.43% 6/1/35 (i)	2,757	2,775
4.432% 3/1/35 (i)	714	707
4.436% 2/1/35 (i)	1,493	1,487
4.486% 10/1/33 (i)	5,061	5,018
4.5% 12/1/18	23,471	23,688
4.537% 7/1/35 (i)	171	171
4.545% 11/1/34 (i)	247	243
4.548% 10/1/33 (i)	324	321
4.554% 5/1/35 (i)	10,637	10,568
4.56% 6/1/33 (i)	1,241	1,236
4.566% 9/1/35 (i)	4,154	4,127
4.568% 2/1/35 (i)	101	101
4.584% 2/1/35 (i)	229	227
4.588% 6/1/33 (i)	150	152
4.595% 7/1/35 (i)	2,151	2,137
4.6% 10/1/33 (i)	421	417
4.612% 2/1/33 (i)	380	379
4.632% 1/1/34 (i)	296	289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.634% 4/1/33 (i)	$ 66	$ 67
4.658% 10/1/35 (i)	1,263	1,266
4.664% 10/1/33 (i)	178	178
4.687% 12/1/34 (i)	187	185
4.689% 10/1/34 (i)	2,771	2,732
4.704% 11/1/35 (i)	3,688	3,671
4.714% 7/1/35 (i)	3,084	3,068
4.722% 9/1/35 (i)	2,861	2,842
4.739% 8/1/35 (i)	3,286	3,269
4.744% 10/1/35 (i)	3,274	3,260
4.753% 12/1/34 (i)	462	456
4.759% 8/1/34 (i)	279	272
4.759% 9/1/34 (i)	7,416	7,352
4.766% 4/1/35 (i)	156	158
4.768% 1/1/35 (i)	3,858	3,815
4.778% 9/1/34 (i)	1,448	1,438
4.785% 8/1/35 (i)	1,706	1,700
4.785% 10/1/35 (i)	1,270	1,256
4.794% 10/1/34 (i)	2,520	2,469
4.795% 2/1/35 (i)	1,899	1,878
4.798% 9/1/34 (i)	1,024	1,016
4.804% 8/1/33 (i)	441	437
4.806% 11/1/34 (i)	1,277	1,264
4.827% 1/1/35 (i)	9,027	8,921
4.845% 8/1/34 (i)	1,325	1,310
4.871% 9/1/34 (i)	117	117
4.896% 2/1/36 (i)	23,052	22,938
4.911% 7/1/35 (i)	7,270	7,249
4.926% 8/1/34 (i)	4,705	4,653
4.933% 7/1/34 (i)	1,982	1,976
4.974% 7/1/34 (i)	192	190
4.978% 5/1/35 (i)	1,482	1,483
5% 3/1/18 to 10/1/18	8,997	9,166
5.002% 9/1/34 (i)	6,142	6,077
5.054% 7/1/35 (i)	8,421	8,378
5.089% 10/1/33 (i)	7,842	7,939
5.09% 9/1/34 (i)	487	482
5.109% 5/1/36 (i)	3,027	3,078
5.119% 7/1/35 (i)	11,098	10,993
5.121% 3/1/35 (i)	98	98
5.125% 5/1/35 (i)	1,641	1,631
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.137% 3/1/37 (i)	$ 3,080	$ 3,062
5.144% 9/1/36 (i)	15,218	15,169
5.152% 5/1/35 (i)	291	296
5.154% 9/1/35 (i)	19,570	19,560
5.157% 6/1/35 (i)	1,534	1,536
5.16% 10/1/18 (i)	230	231
5.161% 9/1/35 (i)	11,446	11,441
5.185% 3/1/35 (i)	223	222
5.24% 5/1/36 (i)	1,563	1,582
5.279% 3/1/35 (i)	250	247
5.297% 2/1/36 (i)	2,426	2,432
5.31% 12/1/34 (i)	533	529
5.33% 10/1/35 (i)	1,627	1,661
5.348% 2/1/36 (i)	732	722
5.379% 11/1/35 (i)	3,067	3,073
5.467% 4/1/36 (i)	24,002	24,059
5.489% 2/1/35 (i)	89	88
5.5% 3/1/13 to 1/1/20 (f)	37,096	37,999
5.509% 11/1/36 (i)	3,670	3,663
5.557% 5/1/36 (i)	8,799	8,859
5.756% 1/1/36 (i)	4,080	4,100
5.796% 3/1/36 (i)	2,044	2,057
6.042% 4/1/36 (i)	1,298	1,309
6.049% 3/1/33 (i)	184	184
6.069% 1/1/35 (i)	334	335
6.146% 4/1/36 (i)	2,585	2,609
6.217% 2/1/35 (i)	247	249
6.243% 6/1/36 (i)	604	600
6.5% 11/1/11 to 3/1/35	26,908	27,789
7% 2/1/09 to 5/1/32	3,038	3,163
7.5% 6/1/12 to 11/1/31	165	169
11.5% 11/1/15	59	62
TOTAL FANNIE MAE		411,373
Freddie Mac - 1.8%
4.183% 1/1/34 (i)	4,721	4,685
4.275% 6/1/35 (i)	618	623
4.316% 12/1/34 (i)	554	548
4.362% 2/1/35 (i)	702	693
4.407% 3/1/35 (i)	713	704
4.42% 4/1/35 (i)	4,851	4,771
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.449% 2/1/34 (i)	$ 427	$ 415
4.455% 3/1/35 (i)	615	608
4.527% 2/1/35 (i)	1,153	1,142
4.621% 2/1/35 (i)	717	706
4.746% 4/1/35 (i)	5,694	5,620
4.909% 12/1/35 (i)	3,786	3,712
4.921% 9/1/35 (i)	3,486	3,469
4.926% 11/1/35 (i)	2,639	2,616
4.976% 4/1/35 (i)	6,154	6,188
5.118% 1/1/36 (i)	2,508	2,531
5.27% 8/1/36 (i)	2,390	2,396
5.296% 6/1/35 (i)	1,784	1,774
5.346% 8/1/34 (i)	1,512	1,519
5.356% 6/1/37 (i)	4,317	4,318
5.364% 3/1/35 (i)	401	394
5.533% 1/1/36 (i)	6,497	6,494
5.577% 2/1/35 (i)	789	777
5.577% 5/1/36 (i)	8,678	8,712
5.722% 7/1/37 (i)	2,993	2,995
5.735% 10/1/35 (i)	1,128	1,130
5.758% 1/1/37 (i)	5,070	5,069
5.811% 1/1/36 (i)	2,166	2,170
5.835% 1/1/36 (i)	8,805	8,839
5.842% 1/1/35 (i)	271	265
5.885% 6/1/35 (i)	1,292	1,303
6.096% 6/1/36 (i)	2,383	2,395
6.399% 3/1/33 (i)	100	101
6.718% 9/1/36 (i)	6,222	6,366
8.5% 5/1/27 to 7/1/28	377	411
12% 11/1/19	27	31
TOTAL FREDDIE MAC		96,490
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (i)	628	589
7% 11/15/27 to 8/15/32	4,070	4,221
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,810
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $511,805)		512,673
Asset-Backed Securities - 11.8%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	$ 2,731	$ 1,890
Series 2004-4 Class A2D, 1.745% 1/25/35 (i)	592	470
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 2.37% 11/25/33 (i)	1,852	1,138
Series 2004-OP1 Class M1, 1.915% 4/25/34 (i)	808	493
Series 2006-OP1 Class M1, 1.675% 4/25/36 (i)	8,000	1,472
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	14,855	8,913
American Express Credit Account Master Trust Series 2004-C Class C, 1.9225% 2/15/12 (d)(i)	582	517
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	9,500	8,839
Series 2005-CF Class A4, 4.63% 6/6/12	7,499	6,473
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	12,703
Series 2006-1 Class D, 5.49% 4/6/12	4,635	3,711
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	6,295	5,378
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 2.095% 11/25/34 (i)	5,485	3,531
Series 2004-R11 Class M1, 2.055% 11/25/34 (i)	8,015	4,997
Series 2006-M3 Class M7, 2.245% 10/25/36 (i)	3,684	55
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 1.725% 6/25/32 (i)	513	393
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 3.6488% 3/1/34 (i)	345	262
Class M1, 3.9488% 3/1/34 (i)	11,700	6,470
Series 2003-W9 Class M1, 2.085% 3/25/34 (i)	7,036	4,293
Series 2004-W11 Class M2, 2.095% 11/25/34 (i)	3,030	1,685
Series 2004-W5 Class M1, 1.995% 4/25/34 (i)	3,990	2,748
Series 2006-M1 Class M7, 2.395% 7/25/36 (i)	4,400	83
Arran Funding Ltd. Series 2005-A Class C, 1.7425% 12/15/10 (i)	14,290	13,866
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3 Class M2, 2.515% 6/25/34 (i)	2,730	1,702
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.915% 2/28/44 (i)	1,828	1,449
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 2.045% 9/25/34 (i)	3,630	2,233
Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (i)	3,267	2,810
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	11,778
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 1.7975% 6/15/10 (i)	$ 4,675	$ 4,554
Series 2006-1 Class B, 5.26% 10/15/10	2,055	1,966
Series 2007-1 Class B, 5.15% 9/17/12	5,755	4,029
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	2,391
Capital One Auto Finance Trust Series 2005-BSS Class D, 4.8% 9/15/12	4,585	4,230
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	15,341
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,318
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	4,617
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	4,028
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	1,428	1,429
Class B, 5.71% 6/25/12	13,600	13,596
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	4,587	4,314
Chase Issuance Trust:
Series 2004-3 Class C, 1.8925% 6/15/12 (i)	13,025	11,712
Series 2006-3 Class C, 1.6525% 6/15/11 (i)	12,500	11,250
Series 2007-15 Class A, 4.96% 9/17/12	33,270	31,574
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	921	921
Class B, 5.23% 2/20/13	617	598
Class D, 5.48% 2/20/13	686	628
Series 2006-VT2 Class A3, 5.07% 2/20/10	10,329	10,311
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	20,077
Series 2007-B6 Class B6, 5% 11/8/12	17,265	13,931
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.805% 12/25/33 (d)(i)	2,897	2,412
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	2,728
Series 2007-A Class A3, 4.98% 10/15/10	9,024	8,989
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.645% 7/25/34 (i)	419	300
Series 2004-3 Class 3A4, 1.645% 8/25/34 (i)	1,695	1,311
Series 2004-4 Class A, 1.765% 8/25/34 (i)	254	159
Series 2005-1 Class M1, 1.815% 8/25/35 (i)	2,755	1,923
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (d)	$ 1,033	$ 1,030
Series 2007-C Class A3, 5.45% 5/15/12 (d)	4,755	4,000
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,494	2,165
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 1.665% 5/25/36 (d)(i)	6,115	4,627
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (d)	3,662	3,022
Discover Card Master Trust I Series 2003-4 Class B1, 1.7525% 5/16/11 (i)	11,240	11,189
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (d)	507	380
Class E, 6.971% 3/8/10 (d)	4,135	3,956
Drive Auto Receivables Trust Series 2006-1 Class A3, 5.49% 4/15/11 (d)	861	853
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.3918% 5/28/35 (i)	634	487
Class AB3, 3.5349% 5/28/35 (i)	247	178
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 1.705% 7/25/36 (i)	6,145	410
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (i)	2,109	2,052
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (d)	959	917
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	6,435
Series 2006-C Class C, 5.47% 9/15/12	6,400	4,160
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	1,803
Class C, 5.8% 2/15/13	4,100	2,665
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.0525% 10/18/54 (d)(i)	4,100	2,978
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	7,189
Class C, 5.43% 2/16/15	9,790	6,717
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 2.07% 2/25/34 (i)	468	258
Class M2, 2.145% 2/25/34 (i)	800	603
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2004-D:
Class M4, 2.345% 11/25/34 (i)	$ 410	$ 304
Class M5, 2.395% 11/25/34 (i)	262	101
Series 2006-3 Class 2A1, 1.465% 2/25/37 (i)	104	101
Series 2006-A Class M1, 1.695% 5/25/36 (i)	10,000	926
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	4,201	3,727
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (d)(k)	354,228	921
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class B, 4.95% 3/15/13	16,195	13,844
Series 2007-3 Class B, 5.49% 6/15/13	17,655	15,036
Greenpoint Credit LLC Series 2001-1 Class 1A, 1.7925% 4/20/32 (i)	1,111	1,087
GSAMP Trust:
Series 2003-HE2 Class M1, 2.045% 8/25/33 (i)	1,256	1,004
Series 2004-HE1 Class M1, 1.945% 5/25/34 (i)	1,880	1,129
Series 2006-NC2 Class M4, 1.745% 6/25/36 (i)	9,945	361
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 1.535% 10/25/35 (i)	1,698	1,561
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 2.475% 5/25/30 (d)(i)	3,725	1,676
Series 2006-3:
Class B, 1.795% 9/25/46 (d)(i)	3,350	670
Class C, 1.945% 9/25/46 (d)(i)	8,400	1,260
Home Equity Asset Trust:
Series 2002-2 Class A4, 2.155% 6/25/32 (i)	33	12
Series 2003-3 Class A4, 2.315% 2/25/33 (i)	2	2
Series 2003-5 Class A2, 2.095% 12/25/33 (i)	183	145
Series 2003-7 Class A2, 2.155% 3/25/34 (i)	19	11
Series 2003-8 Class M1, 2.475% 4/25/34 (i)	2,854	1,671
Series 2004-1 Class M2, 3.095% 6/25/34 (i)	1,742	1,128
Series 2004-3 Class M2, 3.095% 8/25/34 (i)	1,942	1,324
Series 2006-8 Class 2A1, 1.445% 3/25/37 (i)	222	191
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	15,638
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 1.9125% 1/20/35 (i)	749	472
Class M2, 1.9425% 1/20/35 (i)	561	342
Series 2005-3 Class A1, 1.7125% 1/20/35 (i)	4,689	3,203
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	$ 1,920	$ 1,844
Class C, 4.22% 2/15/12	149	143
Series 2006-1:
Class B, 5.29% 11/15/12	406	395
Class C, 5.34% 11/15/12	527	514
Series 2006-B Class C, 5.25% 5/15/13	3,225	2,941
Series 2007-A Class A3A, 5.04% 1/17/12	10,610	10,285
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	1,154	1,056
Class C, 5.61% 12/15/14 (d)	4,157	3,952
Lancer Funding Ltd. Series 2006-1A Class A3, 5.9075% 4/6/46 (d)(i)	1,396	14
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.945% 6/25/35 (i)	5,717	4,432
Series 2006-6 Class 2A3, 1.545% 7/25/36 (i)	10,340	3,826
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	2,282	1,901
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	641	508
Class C, 6.125% 4/20/28 (d)	641	466
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (d)(i)	8,525	7,900
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 2.045% 7/25/34 (i)	4,974	4,206
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.735% 8/25/34 (i)	329	207
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (i)	3,808	3,594
Series 2006-NC4 Class A2D, 1.635% 6/25/36 (i)	7,135	2,414
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.895% 1/25/32 (i)	72	34
Series 2002-AM3 Class A3, 2.375% 2/25/33 (i)	470	400
Series 2002-NC1 Class M1, 2.595% 2/25/32 (d)(i)	2,237	1,645
Series 2003-NC1 Class M1, 2.97% 11/25/32 (i)	1,918	1,169
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (i)	419	352
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (i)	563	523
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	7,900	731
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	7,044	1,715
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-2 Class AIO, 7.73% 3/25/12 (k)	$ 4,760	$ 456
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	3,500	236
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	13,850	1,385
Series 2006-2 Class AIO, 6% 8/25/11 (k)	3,700	370
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	26,140	4,835
Series 2006-4 Class AIO, 6.35% 2/27/12 (k)	4,670	846
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,210
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (i)	17	17
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (d)(i)	5,300	901
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,366	1,339
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,001	969
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	4,802
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 2.075% 9/25/34 (i)	1,545	931
Class M3, 2.645% 9/25/34 (i)	2,950	1,285
Series 2004-WCW2 Class M3, 1.945% 7/25/35 (i)	2,190	918
Series 2004-WHQ2 Class A3E, 1.815% 2/25/35 (i)	695	505
Series 2004-WWF1:
Class M2, 2.075% 2/25/35 (i)	8,715	5,120
Class M3, 2.135% 2/25/35 (i)	1,075	584
Class M4, 2.495% 1/25/35 (i)	7,490	2,519
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 1.755% 9/25/36 (i)	8,037	226
Class M5, 1.785% 9/25/36 (i)	4,005	63
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 2.295% 1/25/35 (i)	1,650	308
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (d)	571	569
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	10,210	9,236
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	7,525	6,155
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,060	959
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	$ 12,500	$ 12,123
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (d)	2,757	2,757
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3.0188% 6/15/21 (i)	8,200	6,396
Series 2004-A:
Class B, 3.3988% 6/15/33 (i)	2,100	1,336
Class C, 3.7688% 6/15/33 (i)	4,915	3,932
Series 2004-B Class C, 3.6888% 9/15/33 (i)	8,600	4,558
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (d)(i)	11,595	11,095
Swift Master Auto Receivables Trust Series 2007-2 Class A, 2.0725% 10/15/12 (i)	7,700	6,605
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.825% 9/25/34 (i)	367	268
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 1.5475% 4/13/11 (d)(i)	10,000	9,796
Volkswagen Auto Lease Trust Series 2006-A Class A3, 5.5% 9/21/09	564	564
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	18,700	14,096
Series 2006-2A:
Class A3, 5.23% 8/22/11 (d)	11,606	11,443
Class D, 5.54% 12/20/12 (d)	11,725	5,980
Series 2007-1 Class D, 5.65% 2/20/13	14,015	7,235
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	7,425	5,717
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	3,240	2,966
Whinstone Capital Management Ltd. Series 1A Class B3, 4.435% 10/25/44 (d)(i)	4,381	657
TOTAL ASSET-BACKED SECURITIES (Cost $871,122)		646,345
Collateralized Mortgage Obligations - 7.8%

Private Sponsor - 3.2%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (i)	2,436	1,853
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (i)	1,804	1,351
Class 2A2, 4.1069% 2/25/34 (i)	7,770	5,819
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-D Class 2A1, 3.6108% 5/25/34 (i)	$ 942	$ 710
Series 2004-J Class 2A1, 4.7586% 11/25/34 (i)	3,403	2,514
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (i)	880	663
Class 2A2, 4.8% 9/25/35 (i)	1,194	709
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 1.675% 1/25/35 (i)	987	502
Series 2005-2 Class 1A1, 1.645% 3/25/35 (i)	2,292	1,222
Series 2005-5 Class 1A1, 1.615% 7/25/35 (i)	2,113	1,114
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (i)	1,438	1,082
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (i)	3,338	2,482
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (i)	11,071	8,081
Class A4, 4.3903% 8/25/34 (i)	8,630	6,315
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	32
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	58	51
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 1.795% 1/25/34 (i)	311	159
Series 2004-2 Class 7A3, 1.795% 2/25/35 (i)	863	442
Series 2004-4 Class 5A2, 1.795% 3/25/35 (i)	219	89
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 2.135% 5/25/34 (i)	158	90
Series 2004-AR5 Class 11A2, 2.135% 6/25/34 (i)	226	102
Series 2004-AR8 Class 8A2, 1.775% 9/25/34 (i)	196	117
Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (i)	3,032	2,303
Granite Master Issuer PLC floater:
Series 2006-2:
Class C1, 4.9725% 12/20/54 (i)	11,475	1,721
Class M2, 4.7325% 12/20/54 (i)	3,000	750
Series 2006-3 Class C2, 5.0025% 12/20/54 (i)	5,855	878
Series 2006-4:
Class B1, 3.2938% 12/20/54 (i)	11,180	3,913
Class C1, 3.5838% 12/20/54 (i)	6,835	1,025
Class M1, 3.3738% 12/20/54 (i)	2,945	736
Granite Mortgages PLC floater Series 2003-3 Class 1C, 5.9525% 1/20/44 (i)	2,354	673
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (i)	$ 3,546	$ 2,585
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.8925% 7/15/40 (i)	16,255	16,233
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 1.845% 10/25/34 (i)	2,348	1,442
Impac CMB Trust floater Series 2004-9:
Class M2, 2.37% 1/25/35 (i)	560	249
Class M3, 2.445% 1/25/35 (i)	415	171
Class M4, 2.97% 1/25/35 (i)	212	80
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (i)	16,049	11,196
Series 2007-A1 Class 1A1, 4.1985% 7/25/35 (i)	1,402	962
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 1.8013% 9/26/45 (d)(i)	1,233	639
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 1.665% 3/25/35 (i)	316	198
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	899	678
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2464% 8/25/17 (i)	1,016	856
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 1.785% 3/25/28 (i)	1,992	1,183
Series 2003-F Class A2, 3.805% 10/25/28 (i)	2,068	1,247
Series 2004-B Class A2, 3.0788% 6/25/29 (i)	1,078	643
Series 2004-C Class A2, 3.1088% 7/25/29 (i)	1,760	1,052
Series 2004-D Class A2, 3.4625% 9/25/29 (i)	1,489	892
Series 2005-B Class A2, 3.0388% 7/25/30 (i)	1,061	612
MortgageIT Trust floater Series 2004-2:
Class A1, 1.765% 12/25/34 (i)	1,930	1,345
Class A2, 1.845% 12/25/34 (i)	2,612	1,706
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.1525% 7/17/42 (i)	19,995	15,652
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (i)	4,602	3,472
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,865	1,140
Series 2005-AR5 Class 1A1, 5.381% 9/19/35 (i)	1,364	1,033
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 1.495% 2/25/36 (d)(i)	709	673
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	$ 1,280	$ 965
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	7
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (d)	5,280	4,354
Class E, 6.706% 11/15/35 (d)	1,410	1,154
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (i)	713	439
Series 2004-3 Class A, 3.635% 5/20/34 (i)	1,562	960
Series 2004-4 Class A, 4.4388% 5/20/34 (i)	1,437	902
Series 2004-5 Class A3, 3.1663% 6/20/34 (i)	1,476	979
Series 2004-6 Class A3A, 3.4913% 6/20/35 (i)	963	626
Series 2004-8 Class A2, 3.5063% 9/20/34 (i)	1,508	927
Series 2005-1 Class A2, 3.3344% 2/20/35 (i)	1,285	807
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 1.595% 6/25/35 (i)	796	512
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(i)	5,948	3,351
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 1.455% 7/25/46 (i)	554	524
Series 2003-AR10 Class A7, 4.6719% 10/25/33 (i)	4,654	3,030
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (i)	1,715	1,670
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (i)	5,631	4,189
Series 2004-V Class 1A2, 3.97% 10/25/34 (i)	3,606	2,650
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (i)	17,783	11,822
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (i)	820	546
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,389	8,903
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (i)	1,471	983
Series 2005-AR4 Class 2A2, 4.5418% 4/25/35 (i)	22,335	14,897
TOTAL PRIVATE SPONSOR		178,634
U.S. Government Agency - 4.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,203	3,299
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,084
Series 2006-64 Class PA, 5.5% 2/25/30	17,356	17,767
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	$ 349	$ 348
Series 2003-122 Class TU, 4% 5/25/16	1,299	1,296
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,397
Series 2006-4 Class PB, 6% 9/25/35	16,025	16,388
Series 2006-49 Class CA, 6% 2/25/31	22,339	22,828
Series 2006-54 Class PE, 6% 2/25/33	7,482	7,658
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	3,948	4,041
Series 2002-56 Class MC, 5.5% 9/25/17	2,554	2,611
Series 2003-123 Class AB, 4% 10/25/16	6,417	6,429
Series 2003-76 Class BA, 4.5% 3/25/18	10,552	10,654
Series 2004-3 Class BA, 4% 7/25/17	420	419
Series 2004-45 Class AV, 4.5% 10/25/22	1,210	1,208
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,801	1,832
Series 2508 Class UL, 5% 12/15/16	2,829	2,877
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	5,364	5,456
Series 2394 Class KD, 6% 12/15/16	3,004	3,059
Series 2417 Class EH, 6% 2/15/17	1,736	1,767
Series 2535 Class PC, 6% 9/15/32	5,791	5,871
Series 2617 Class TH, 4.5% 5/15/15	6,959	7,005
Series 2656 Class BW, 4.5% 4/15/28	7,916	7,975
Series 2690 Class PD, 5% 2/15/27	10,950	11,126
Series 2702 Class AB, 4.5% 7/15/27	19,474	19,608
Series 2755 Class LC, 4% 6/15/27	9,078	9,109
Series 2901 Class UM, 4.5% 1/15/30	14,855	14,969
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	3,811	3,919
Series 2635 Class DG, 4.5% 1/15/18	12,083	12,128
Series 2780 Class A, 4% 12/15/14	10,157	10,150
Series 2786 Class GA, 4% 8/15/17	4,955	4,949
Series 2809 Class UA, 4% 12/15/14	1,207	1,211
Series 2970 Class YA, 5% 9/15/18	4,460	4,542
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3077 Class GA, 4.5% 8/15/19	$ 7,792	$ 7,845
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	254	256
TOTAL U.S. GOVERNMENT AGENCY		250,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $524,745)		428,715
Commercial Mortgage Securities - 5.4%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9881% 2/3/11 (d)(i)(k)	80,943	1,624
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5564% 2/14/43 (i)(k)	25,475	792
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	2,992	2,714
Series 2007-3 Class A1, 5.659% 6/10/49 (i)	7,020	5,591
Series 2006-5 Class XP, 0.832% 9/10/47 (k)	106,523	2,033
Series 2006-6 Class XP, 0.6028% 10/10/45 (i)(k)	169,846	2,387
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0278% 7/11/43 (d)(i)(k)	31,168	588
Series 2004-6 Class XP, 0.673% 12/10/42 (i)(k)	46,326	442
Series 2005-4 Class XP, 0.3185% 7/10/45 (i)(k)	59,367	323
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 1.975% 12/25/33 (d)(i)	4,587	3,830
Series 2004-1:
Class A, 1.755% 4/25/34 (d)(i)	2,222	1,643
Class B, 3.295% 4/25/34 (d)(i)	231	94
Class M1, 1.955% 4/25/34 (d)(i)	202	128
Class M2, 2.595% 4/25/34 (d)(i)	173	95
Series 2004-2:
Class A, 1.825% 8/25/34 (d)(i)	1,975	1,501
Class M1, 1.975% 8/25/34 (d)(i)	637	421
Series 2004-3:
Class A1, 1.765% 1/25/35 (d)(i)	2,378	1,780
Class A2, 1.815% 1/25/35 (d)(i)	334	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 1.785% 1/25/36 (d)(i)	$ 4,279	$ 2,920
Class B1, 2.795% 1/25/36 (d)(i)	324	114
Class M1, 1.845% 1/25/36 (d)(i)	1,361	790
Class M2, 1.865% 1/25/36 (d)(i)	454	246
Class M3, 1.895% 1/25/36 (d)(i)	583	299
Class M4, 2.005% 1/25/36 (d)(i)	324	155
Class M5, 2.045% 1/25/36 (d)(i)	324	147
Class M6, 2.095% 1/25/36 (d)(i)	324	134
Series 2006-1:
Class A2, 1.755% 4/25/36 (d)(i)	1,677	1,268
Class M1, 1.775% 4/25/36 (d)(i)	511	327
Class M2, 1.795% 4/25/36 (d)(i)	541	341
Class M3, 1.815% 4/25/36 (d)(i)	464	296
Class M4, 1.915% 4/25/36 (d)(i)	264	149
Class M5, 1.955% 4/25/36 (d)(i)	254	127
Class M6, 2.035% 4/25/36 (d)(i)	561	320
Series 2006-2A:
Class A2, 1.675% 7/25/36 (d)(i)	1,346	1,028
Class B1, 2.265% 7/25/36 (d)(i)	485	194
Class B3, 4.095% 7/25/36 (d)(i)	809	324
Class M1, 1.705% 7/25/36 (d)(i)	1,412	907
Class M2, 1.725% 7/25/36 (d)(i)	994	608
Class M3, 1.745% 7/25/36 (d)(i)	781	391
Class M4, 1.815% 7/25/36 (d)(i)	523	251
Class M5, 1.865% 7/25/36 (d)(i)	645	290
Class M6, 1.935% 7/25/36 (d)(i)	1,022	554
Series 2007-1:
Class A2, 1.665% 3/25/37 (d)(i)	2,310	1,536
Class B1, 2.065% 3/25/37 (d)(i)	739	246
Class B2, 2.545% 3/25/37 (d)(i)	532	160
Class B3, 4.745% 3/25/37 (d)(i)	1,527	443
Class M1, 1.665% 3/25/37 (d)(i)	621	360
Class M2, 1.685% 3/25/37 (d)(i)	467	257
Class M3, 1.715% 3/27/37 (d)(i)	414	226
Class M4, 1.765% 3/25/37 (d)(i)	313	145
Class M5, 1.815% 3/25/37 (d)(i)	520	218
Class M6, 1.895% 3/25/37 (d)(i)	727	270
Series 2007-3:
Class B1, 2.345% 7/25/37 (d)(i)	500	247
Class B2, 2.995% 7/25/37 (d)(i)	1,303	612
Class B3, 5.395% 7/25/37 (d)(i)	666	307
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class M1, 1.705% 7/25/37 (d)(i)	$ 429	$ 257
Class M2, 1.735% 7/25/37 (d)(i)	460	267
Class M3, 1.765% 7/25/37 (d)(i)	756	413
Class M4, 1.895% 7/25/37 (d)(i)	1,185	640
Class M5, 1.995% 7/25/37 (d)(i)	594	316
Class M6, 2.195% 7/25/37 (d)(i)	453	231
Series 2007-4A:
Class A2, 1.945% 9/25/37 (d)(i)	5,131	2,724
Class B1, 3.945% 9/25/37 (d)(i)	697	202
Class B2, 4.845% 9/25/37 (d)(i)	2,621	734
Class M1, 2.345% 9/25/37 (d)(i)	646	281
Class M2, 2.445% 9/25/37 (d)(i)	646	255
Class M4, 2.995% 9/25/37 (d)(i)	1,717	596
Class M5, 3.145% 9/25/37 (d)(i)	1,717	540
Class M6, 3.345% 9/25/37 (d)(i)	1,717	497
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	24,463	391
Series 2006-2A Class IO, 1.7976% 7/25/36 (b)(d)(k)	60,516	3,631
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	2,375	2,362
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	5,540
Series 2007-PW17 Class A1, 5.282% 6/11/50	8,425	6,704
Series 2002-TOP8 Class X2, 2.2966% 8/15/38 (d)(i)(k)	35,994	1,194
Series 2003-PWR2 Class X2, 0.6048% 5/11/39 (d)(i)(k)	73,485	778
Series 2004-PWR6 Class X2, 0.8074% 11/11/41 (d)(i)(k)	27,386	446
Series 2005-PWR9 Class X2, 0.5555% 9/11/42 (d)(i)(k)	163,436	1,849
Series 2006-PW13 Class A1, 5.294% 9/11/41	10,377	9,371
Series 2007-T28 Class A1, 5.422% 9/11/42	3,681	3,192
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0237% 5/15/35 (d)(i)(k)	149,843	4,774
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (d)(i)	2,807	2,738
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (d)	2,717	2,570
Series 2004-C2 Class XP, 1.0913% 10/15/41 (d)(i)(k)	32,943	619
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 5,863	$ 5,395
Series 2006-CD3 Class X3, 0.6152% 10/15/48 (i)(k)	314,168	4,742
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (i)	3,759	3,322
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 1.9225% 6/15/22 (d)(i)	2,631	1,233
Series 2004-LBN2 Class X2, 0.9709% 3/10/39 (d)(i)(k)	10,410	164
Series 2005-LP5 Class XP, 0.5262% 5/10/43 (i)(k)	56,639	387
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	1,122	1,108
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8685% 12/15/39 (i)(k)	248,919	5,412
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	4,711	4,170
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,434
Series 1999-C1 Class E, 8.2562% 9/15/41 (i)	6,370	5,597
Series 2001-CK6 Class AX, 0.645% 9/15/18 (k)	112,133	2,006
Series 2003-C3 Class ASP, 1.8791% 5/15/38 (d)(i)(k)	85,569	1,802
Series 2004-C1 Class ASP, 1.1034% 1/15/37 (d)(i)(k)	53,730	938
Series 2005-C1 Class ASP, 0.5137% 2/15/38 (d)(i)(k)	303,319	2,319
Series 2005-C2 Class ASP, 0.7332% 4/15/37 (d)(i)(k)	52,625	709
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,634	6,466
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	4,625
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,271
Series 2001-1 Class X1, 1.306% 5/15/33 (d)(i)(k)	73,361	1,271
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	2,589
Class C, 5.707% 2/15/36	3,755	3,056
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	$ 8,639	$ 7,487
Series 2004-C3 Class X2, 0.8296% 12/10/41 (i)(k)	40,881	478
Series 2006-C1 Class XP, 0.2997% 11/10/45 (i)(k)	86,472	439
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1647% 1/5/36 (d)(i)(k)	76,521	1,073
Series 2005-GG3 Class XP, 0.9466% 8/10/42 (d)(i)(k)	181,229	2,640
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.4975% 3/1/20 (d)(i)	3,810	2,362
Class D, 2.5475% 3/1/20 (d)(i)	1,140	707
Class E, 2.6175% 3/1/20 (d)(i)	1,905	1,181
Class F, 2.6575% 3/1/20 (d)(i)	950	570
Class G, 2.6975% 3/1/20 (d)(i)	470	282
Class H, 2.8275% 3/1/20 (d)(i)	785	471
Class J, 3.0275% 3/1/20 (d)(i)	1,125	653
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	1,332	1,347
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	4,870	4,998
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (d)	414	415
Class B, 7.3% 8/3/15 (d)	1,980	1,991
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	2,285	2,203
Series 2002-C3 Class X2, 1.1412% 7/12/35 (d)(i)(k)	29,432	275
Series 2003-CB7 Class X2, 0.9356% 1/12/38 (d)(i)(k)	13,368	157
Series 2003-LN1 Class X2, 0.7962% 10/15/37 (d)(i)(k)	88,391	937
Series 2004-C1 Class X2, 1.1441% 1/15/38 (d)(i)(k)	15,376	239
Series 2004-CB8 Class X2, 1.2658% 1/12/39 (d)(i)(k)	19,388	348
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (i)	5,377	4,879
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	7,494	7,420
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	$ 3,671	$ 3,356
Series 2006-C7 Class A1, 5.279% 11/15/38	1,699	1,545
Series 2007-C1 Class A1, 5.391% 2/15/40 (i)	2,291	2,082
Series 2007-C2 Class A1, 5.226% 2/15/40	2,121	1,919
Series 2002-C4 Class XCP, 1.6166% 10/15/35 (d)(i)(k)	56,318	616
Series 2002-C7 Class XCP, 1.1835% 1/15/36 (d)(i)(k)	44,207	391
Series 2003-C1 Class XCP, 1.4714% 12/15/36 (d)(i)(k)	20,147	298
Series 2004-C2 Class XCP, 1.0169% 3/1/36 (d)(i)(k)	30,515	616
Series 2004-C6 Class XCP, 0.8342% 8/15/36 (d)(i)(k)	54,308	493
Series 2006-C1 Class XCP, 0.5144% 2/15/41 (i)(k)	239,417	2,415
Series 2006-C6 Class XCP, 0.848% 9/15/39 (i)(k)	140,280	2,944
Series 2007-C1 Class XCP, 0.6536% 2/15/40 (i)(k)	57,789	921
Series 2007-C2 Class XCP, 0.7081% 2/15/40 (i)(k)	262,816	4,643
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	5,530	5,110
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7838% 7/12/34 (d)(i)(k)	18,853	171
Series 2005-MCP1 Class XP, 0.728% 6/12/43 (i)(k)	51,549	825
Series 2005-MKB2 Class XP, 0.4167% 9/12/42 (i)(k)	24,610	153
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	2,408	2,178
Series 2007-8 Class A1, 4.622% 8/12/49	3,679	3,207
Series 2006-4 Class XP, 0.8153% 12/12/49 (i)(k)	113,131	2,384
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 1.0144% 4/15/38 (d)(i)(k)	28,296	517
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,215	1,154
Series 2006-T23 Class A1, 5.682% 8/12/41	2,393	2,188
Series 2007-HQ11 Class A1, 5.246% 2/20/44	3,926	3,516
Series 2003-IQ6 Class X2, 0.7133% 12/15/41 (d)(i)(k)	59,866	786
Series 2005-HQ5 Class X2, 0.4146% 1/14/42 (i)(k)	53,586	334
Series 2005-IQ9 Class X2, 1.1684% 7/15/56 (d)(i)(k)	52,946	1,243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2005-TOP17 Class X2, 0.7532% 12/13/41 (i)(k)	$ 37,098	$ 613
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.521% 3/12/35 (d)(i)(k)	51,868	1,268
Series 2003-TOP9 Class X2, 1.5973% 11/13/36 (d)(i)(k)	36,496	777
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 1.8788% 3/24/18 (d)(i)	1,563	1,282
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	11,980	10,942
Series 2007-C30 Class A1, 5.031% 12/15/43	3,798	3,428
Series 2007-C31 Class A1, 5.14% 4/15/47	2,532	2,232
Series 2005-C20 Class A3SF, 4.4075% 7/15/42 (i)	7,452	6,435
Series 2006-C23 Class X, 0.242% 1/15/45 (d)(i)(k)	1,086,185	4,463
Series 2006-C24 Class XP, 0.2474% 3/15/45 (d)(i)(k)	191,612	766
Series 2007-C30 Class XP, 0.6216% 12/15/43 (d)(i)(k)	274,287	4,371
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $368,161)		293,700
Municipal Securities - 0.1%

Illinois Gen. Oblig. First Series, 5.25% 8/1/12 (Pre-Refunded to 8/1/11 @ 100) (l)	1,680	1,813
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/11	5,000	5,328
TOTAL MUNICIPAL SECURITIES (Cost $7,074)		7,141
Commercial Paper - 0.4%

Banco Bilbao Vizcaya Argentaria SA (London Branch) yankee 1.46% 12/19/08	18,000	17,985
Societe Generale North America, Inc. yankee 1.5% 12/18/08	4,500	4,497
TOTAL COMMERCIAL PAPER (Cost $22,483)		22,482
Fixed-Income Funds - 5.8%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	512,878	$ 37,450
Fidelity Corporate Bond 1-5 Year Central Fund (j)	705,464	63,421
Fidelity Ultra-Short Central Fund (j)	3,252,581	216,264
TOTAL FIXED-INCOME FUNDS (Cost $446,037)		317,135
Cash Equivalents - 13.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 105,805	105,803
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (a)	635,872	635,856
TOTAL CASH EQUIVALENTS (Cost $741,659)		741,659
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $6,717,186)		6,169,276
NET OTHER ASSETS - (12.7)%		(693,545)
NET ASSETS - 100%		$ 5,475,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
836 Eurodollar 90 Day Index Contracts	Dec. 2008	$ 831,559	$ 3,842
519 Eurodollar 90 Day Index Contracts	March 2009	516,509	1,941
217 Eurodollar 90 Day Index Contracts	June 2009	215,956	837
219 Eurodollar 90 Day Index Contracts	Sept. 2009	217,924	897
TOTAL EURODOLLAR CONTRACTS			$ 7,517
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (h)

	Nov. 2034	$ 1,462	$ (598)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (h)	June 2035	1,462	(1,354)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (h)	March 2035	1,072	(1,014)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (h)	Oct. 2034	513	(402)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (h)	May 2033	1,462	(732)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (h)	Dec. 2034	654	(594)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (h)	Oct. 2034	477	(432)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (h)

	August 2034	$ 629	$ (580)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (h)	Sept. 2034	427	(386)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (h)	Feb. 2035	2,400	(2,188)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (h)	August 2034	377	(172)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (h)	June 2035	2,400	(2,213)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (h)	Oct. 2034	713	(195)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (h)	June 2035	1,330	(1,232)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (h)

	April 2032	$ 129	$ (115)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)	March 2034	229	(125)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (h)	Feb. 2034	4	(4)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (h)	March 2009	4,600	(34)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13 (S&P Rating-CCC) (h)	Dec. 2008	10,000	(64)
		$ 30,340	$ (12,434)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,693,000 or 6.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,536,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,419,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Security collateralized by an amount sufficient to pay interest and principal.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,752,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 8,732
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$105,803,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 51,681
Bank of America, NA	51,374
Barclays Capital, Inc.	2,748
$ 105,803
$635,856,000 due 12/01/08 at 0.3%
Barclays Capital, Inc.	$ 635,856
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 645
Fidelity Corporate Bond 1-5 Year Central Fund	1,009
Fidelity Ultra-Short Central Fund	2,618
Total	$ 4,272
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 67,969	$ 645	$ 24,810	$ 37,450	4.5%
Fidelity Corporate Bond 1-5 Year Central Fund	87,771	1,009	18,653	63,421	12.2%
Fidelity Ultra-Short Central Fund	404,096	-	136,517	216,264	11.4%
Total	$ 559,836	$ 1,654	$ 179,980	$ 317,135
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,169,276	$ 317,135	$ 5,812,034	$ 40,107
Other Financial Instruments*	$ (4,917)	$ 7,517	$ (3,736)	$ (8,698)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 24,336	$ (12,767)
Total Realized Gain (Loss)	24	-*
Total Unrealized Gain (Loss)	(6,268)	4,795
Cost of Purchases	-	-
Proceeds of Sales	(1,514)	-
Amortization/Accretion	(557)	-
Transfer in/out of Level 3	24,086	(726)
Ending Balance	$ 40,107	$ (8,698)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(4,291,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,712,920,000. Net unrealized depreciation aggregated $543,644,000, of which $52,306,000 related to appreciated investment securities and $595,950,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $30,340,000 representing .55% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

November 30, 2008

1.810715.104

UBI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	$ 7,700	$ 7,749
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	7,045	6,685
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	6,806	4,560
Newell Rubbermaid, Inc. 6.25% 4/15/18	2,960	2,232
		6,792
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	2,794
Comcast Corp. 6.45% 3/15/37	10,770	8,462
COX Communications, Inc. 6.45% 12/1/36 (d)	2,735	2,081
News America Holdings, Inc. 7.75% 12/1/45	3,160	2,861
News America, Inc.:
6.15% 3/1/37	3,955	2,932
6.2% 12/15/34	6,115	4,634
Time Warner Cable, Inc.:
5.85% 5/1/17	5,801	4,870
6.75% 7/1/18	11,000	9,647
7.3% 7/1/38	8,000	6,671
Time Warner, Inc. 6.5% 11/15/36	7,160	5,282
Viacom, Inc.:
6.125% 10/5/17	5,420	4,408
6.75% 10/5/37	1,865	1,362
		56,004
TOTAL CONSUMER DISCRETIONARY		77,230
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Diageo Capital PLC 5.75% 10/23/17	8,827	7,977
PepsiCo, Inc. 7.9% 11/1/18	11,180	12,475
		20,452
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (d)	5,441	3,537
6.302% 6/1/37 (f)	12,815	6,664
Wal-Mart Stores, Inc. 6.5% 8/15/37	8,275	8,064
		18,265
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 6.625% 9/15/37 (d)	$ 7,855	$ 6,075
Kraft Foods, Inc.:
6% 2/11/13	7,895	7,723
6.125% 2/1/18	5,497	5,067
6.875% 2/1/38	11,063	9,697
		28,562
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18	11,000	11,131
9.95% 11/10/38	7,499	7,427
Philip Morris International, Inc.:
4.875% 5/16/13	7,165	6,854
5.65% 5/16/18	6,789	6,093
6.375% 5/16/38	11,480	9,835
Reynolds American, Inc. 7.25% 6/15/37	7,220	4,653
		45,993
TOTAL CONSUMER STAPLES		113,272
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 7% 3/15/38	5,580	4,295
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,675	2,070
Duke Capital LLC 6.75% 2/15/32	2,765	1,933
Duke Energy Field Services 6.45% 11/3/36 (d)	7,000	4,819
Nakilat, Inc. 6.067% 12/31/33 (d)	7,770	5,515
Nexen, Inc.:
5.875% 3/10/35	3,710	2,562
6.4% 5/15/37	12,035	8,698
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,570	4,258
Pemex Project Funding Master Trust 3.4106% 12/3/12 (d)(f)	2,040	1,726
Petro-Canada:
6.05% 5/15/18	3,650	2,871
6.8% 5/15/38	8,445	6,006
Plains All American Pipeline LP:
6.125% 1/15/17	1,795	1,405
6.65% 1/15/37	2,795	1,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (d)	$ 5,465	$ 4,481
Suncor Energy, Inc.:
6.1% 6/1/18	10,030	8,463
6.85% 6/1/39	9,935	7,639
TEPPCO Partners LP:
6.65% 4/15/18	4,513	3,687
7.55% 4/15/38	8,655	6,433
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,636	4,794
Valero Energy Corp. 6.625% 6/15/37	3,620	2,713
		81,825
TOTAL ENERGY		86,120
FINANCIALS - 3.3%
Capital Markets - 0.9%
BlackRock, Inc. 6.25% 9/15/17	8,560	7,620
Goldman Sachs Group, Inc.:
5.625% 1/15/17	7,000	5,233
6.75% 10/1/37	24,510	15,713
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	10,541
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17 (b)	4,080	0
6.875% 5/2/18 (b)	5,080	508
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,567	4,217
6.15% 4/25/13	3,036	2,870
6.4% 8/28/17	3,140	2,881
6.875% 4/25/18	2,603	2,451
Morgan Stanley:
4.75% 4/1/14	3,500	2,538
5.95% 12/28/17	5,200	4,184
6.625% 4/1/18	3,700	3,069
Northern Trust Corp. 5.5% 8/15/13	2,325	2,288
UBS AG Stamford Branch:
5.75% 4/25/18	10,000	8,484
5.875% 12/20/17	7,260	6,305
		78,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.8%
Bank of America NA:
5.3% 3/15/17	$ 3,500	$ 3,143
6% 10/15/36	2,419	2,082
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	2,047
Credit Suisse First Boston 6% 2/15/18	12,935	10,938
Credit Suisse First Boston New York Branch 5% 5/15/13	6,056	5,710
HBOS PLC 6.75% 5/21/18 (d)	10,660	8,859
HSBC Holdings PLC 6.5% 9/15/37	10,000	8,378
Standard Chartered Bank 6.4% 9/26/17 (d)	8,510	6,933
Wachovia Bank NA 6.6% 1/15/38	10,000	8,576
Wells Fargo & Co. 5.625% 12/11/17	10,972	10,408
		67,074
Consumer Finance - 0.6%
American Express Co. 8.15% 3/19/38	8,500	7,888
American General Finance Corp. 6.9% 12/15/17	5,465	2,258
General Electric Capital Corp.:
5.625% 9/15/17	5,645	5,225
5.625% 5/1/18	15,000	13,831
6.375% 11/15/67 (f)	9,000	5,757
SLM Corp.:
3.675% 7/27/09 (f)	2,472	2,284
3.695% 7/26/10 (f)	9,378	7,338
4% 1/15/09	2,350	2,300
4.5% 7/26/10	5,430	4,576
		51,457
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17	4,835	4,510
Citigroup, Inc.:
5.3% 10/17/12	7,690	7,019
5.5% 4/11/13	3,370	3,067
6.125% 5/15/18	3,370	3,080
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	5,680	5,475
6.375% 5/15/38	7,218	6,829
International Lease Finance Corp. 5.65% 6/1/14	11,005	6,603
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(f)	4,235	2,245
		38,828
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
The Chubb Corp.:
5.75% 5/15/18	$ 4,175	$ 3,639
6.5% 5/15/38	3,510	2,958
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	6,625
		13,222
Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc.:
5.5% 1/15/12	5,345	4,310
6.125% 11/1/12	8,625	6,635
Duke Realty LP:
5.4% 8/15/14	4,625	2,868
5.875% 8/15/12	925	620
5.95% 2/15/17	630	321
6.25% 5/15/13	6,720	4,099
6.5% 1/15/18	4,915	2,458
Liberty Property LP 5.5% 12/15/16	6,225	4,111
UDR, Inc. 5.5% 4/1/14	6,340	4,248
		29,670
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	2,050	1,321
5.5% 10/1/12	2,965	2,445
5.75% 6/15/17	5,750	3,655
		7,421
TOTAL FINANCIALS		286,574
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,470
6.45% 9/15/37	3,250	3,106
		7,576
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (d)	$ 7,655	$ 5,780
7.45% 5/1/34 (d)	1,860	1,153
		6,933
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	7,745	6,273
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37	4,250	3,707
General Electric Co. 5.25% 12/6/17	16,450	15,074
		18,781
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	2,295	2,140
TOTAL INDUSTRIALS		34,127
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	2,475	1,917
MATERIALS - 0.2%
Metals & Mining - 0.2%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	6,755	4,642
7.125% 7/15/28	8,480	5,611
United States Steel Corp. 6.65% 6/1/37	5,515	2,978
Vale Overseas Ltd. 6.25% 1/23/17	7,095	6,423
		19,654
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.3% 1/15/38	838	678
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	3,258
British Telecommunications PLC 9.125% 12/15/30	4,515	4,240
SBC Communications, Inc.:
6.15% 9/15/34	5,270	4,116
6.45% 6/15/34	11,795	9,492
Sprint Capital Corp. 6.875% 11/15/28	20,117	9,857
Telecom Italia Capital SA 7.2% 7/18/36	9,310	6,238
Telefonica Emisiones SAU 7.045% 6/20/36	2,951	2,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
6.1% 4/15/18	$ 5,430	$ 4,738
6.25% 4/1/37	3,121	2,454
6.4% 2/15/38	7,002	5,674
6.9% 4/15/38	6,025	5,031
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	2,436
		60,654
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 6.125% 11/15/37	8,365	6,100
Vodafone Group PLC 6.15% 2/27/37	8,370	6,309
		12,409
TOTAL TELECOMMUNICATION SERVICES		73,063
UTILITIES - 1.2%
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co. 8.875% 11/15/18	8,000	8,438
Commonwealth Edison Co.:
5.4% 12/15/11	4,692	4,471
5.8% 3/15/18	9,945	8,668
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,124
EDP Finance BV 6% 2/2/18 (d)	6,620	5,631
Enel Finance International SA 6.25% 9/15/17 (d)	3,380	2,951
Illinois Power Co. 6.125% 11/15/17	2,955	2,544
Northern States Power Co. 5.25% 3/1/18	10,500	10,080
Pepco Holdings, Inc.:
6.125% 6/1/17	7,000	5,836
7.45% 8/15/32	8,330	6,567
Potomac Electric Power Co. 6.5% 11/15/37	7,536	6,728
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	3,750	1,688
Tampa Electric Co.:
6.15% 5/15/37	6,260	4,586
6.55% 5/15/36	5,500	4,247
Virginia Electric & Power Co. 8.875% 11/15/38	6,210	6,746
		83,305
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	6,485	4,968
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	$ 3,750	$ 3,335
6.5% 9/15/37	7,605	6,362
NiSource Finance Corp.:
5.45% 9/15/20	4,830	2,848
6.8% 1/15/19	10,000	7,290
		19,835
TOTAL UTILITIES		108,108
TOTAL NONCONVERTIBLE BONDS (Cost $998,078)		807,641
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 11.3%
Fannie Mae:
3.625% 2/12/13	55,295	56,420
5% 10/15/11 (c)	100,000	105,790
5% 2/16/12 (c)	99,195	105,302
Federal Home Loan Bank 3.625% 5/29/13	20,575	20,960
Freddie Mac:
3.5% 5/29/13	75,980	77,230
4% 6/12/13	20,038	20,773
4.75% 3/5/12 (c)	150,000	157,406
4.875% 6/13/18 (c)	98,230	104,542
5.25% 7/18/11 (c)	295,417	314,787
5.75% 1/15/12	25,000	26,944
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,757
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	850	856
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		996,767
U.S. Treasury Obligations - 20.9%
U.S. Treasury Bonds:
4.5% 5/15/38	50,000	59,152
6.25% 5/15/30	176,261	240,899
8% 11/15/21	79,717	114,132
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 44,250	$ 63,188
U.S. Treasury Notes:
2.875% 6/30/10	182,807	188,577
3.125% 11/30/09 (c)	352,875	360,760
3.375% 6/30/13 (c)	414,570	445,242
4.75% 8/15/17	249,160	283,400
5.125% 6/30/11	82,020	90,440
TOTAL U.S. TREASURY OBLIGATIONS		1,845,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,707,245)		2,842,557
U.S. Government Agency - Mortgage Securities - 21.4%

Fannie Mae - 18.6%
4.5% 5/1/18 to 12/1/23	124,362	124,829
5% 12/1/17 to 2/1/38	429,206	433,635
5.5% 10/1/28 to 2/1/38	590,727	601,969
5.5% 12/11/38 (e)	10,000	10,167
6% 8/1/22 to 3/1/38	337,974	346,977
6.5% 12/1/34 to 10/1/38	113,913	117,398
11.5% 8/1/14	2	2
TOTAL FANNIE MAE		1,634,977
Freddie Mac - 1.0%
6% 4/1/32 to 10/1/38	88,089	90,167
11.75% 9/1/13	8	9
TOTAL FREDDIE MAC		90,176
Government National Mortgage Association - 1.8%
6% 11/15/34	8,703	8,934
6% 12/18/38 (e)	50,000	51,074
6% 12/18/38 (e)	50,000	51,074
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 12/18/38 (e)(i)	$ 23,000	$ 23,494
6% 12/18/38 (e)(i)	27,000	27,580
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		162,156
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,852,539)		1,887,309
Asset-Backed Securities - 0.2%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 1.795% 11/25/50 (f)	187	148
Chase Issuance Trust Series 2005-A10 Class A10, 4.65% 12/17/12	10,000	9,458
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	10,000	9,611
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	3,902	3,470
TOTAL ASSET-BACKED SECURITIES (Cost $23,274)		22,687
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Banc of America Mortgage Securities, Inc. Series 2004-A Class 2A2, 4.1069% 2/25/34 (f)	2,171	1,626
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (f)	1,661	1,250
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (f)	2,594	1,894
Class A4, 4.3903% 8/25/34 (f)	2,340	1,712
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (f)	2,318	1,760
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (f)	2,059	1,596
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (f)	5,805	4,050
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (f)	3,915	2,954
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (f)	2,094	1,576
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (f)	$ 1,776	$ 1,390
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,153	901
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (f)	1,893	1,408
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (f)	1,447	962
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (f)	1,882	1,253
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (f)	1,223	818
TOTAL PRIVATE SPONSOR		25,150
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,672	5,761
Series 2002-9 Class PC, 6% 3/25/17	854	874
TOTAL U.S. GOVERNMENT AGENCY		6,635
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,934)		31,785
Commercial Mortgage Securities - 1.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,810	2,945
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9016% 6/11/40 (f)	15,870	10,958
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	6,099
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	12,218	10,648
Class A4, 5.8885% 12/10/49 (f)	5,750	3,734
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	5,000	3,952
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	3,278
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	9,580	7,465
Series 2007-C3 Class A4, 5.9125% 6/15/39 (f)	9,450	6,156
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	$ 2,733	$ 2,706
Series 2004-C1 Class ASP, 1.1034% 1/15/37 (d)(f)(h)	47,922	837
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	5,000	3,224
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9932% 8/10/45 (f)	5,000	3,099
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 1.5525% 11/15/18 (d)(f)	5,000	3,250
sequential payer Series 2007-CB19 Class A4, 5.937% 2/12/49 (f)	12,610	7,772
Series 2005-LDP3 Class A3, 4.959% 8/15/42	10,105	7,389
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	3,675	3,639
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,552	1,412
Series 2007-C1 Class A3, 5.398% 2/15/40	5,000	3,063
Series 2007-C6 Class A2, 5.845% 7/15/40	5,000	3,802
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A2, 5.112% 12/12/49 (f)	995	785
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	3,168
Series 2007-T25 Class A2, 5.507% 11/12/49	1,445	902
Series 2007-HQ12 Class A2, 5.8109% 4/12/49 (f)	12,215	9,287
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	5,000	3,103
Series 2007-C32:
Class A2, 5.9241% 6/15/49 (f)	8,100	6,164
Class A3, 5.9291% 6/15/49 (f)	5,000	3,159
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	4,955
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $161,753)		126,951
Fixed-Income Funds - 32.4%
	Shares	Value (000s)
Fidelity Commercial Mortgage-Backed Securities Central Fund (g)	4,550,045	$ 313,362
Fidelity Corporate Bond 1-10 Year Central Fund (g)	9,581,684	816,743
Fidelity Mortgage Backed Securities Central Fund (g)	17,513,661	1,725,621
TOTAL FIXED-INCOME FUNDS (Cost $3,173,799)		2,855,726
Cash Equivalents - 18.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	350,336	350,328
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (a)	1,268,014	1,267,982
TOTAL CASH EQUIVALENTS (Cost $1,618,310)		1,618,310
TOTAL INVESTMENT PORTFOLIO - 115.6% (Cost $10,568,933)		10,192,966
NET OTHER ASSETS - (15.6)%		(1,378,129)
NET ASSETS - 100%		$ 8,814,837
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000	$ 3,092
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,925,000 or 0.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) A portion of the security is subject to a forward commitment to sell.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$350,328,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 171,125
Bank of America, NA	170,105
Barclays Capital, Inc.	9,098
$ 350,328
$1,267,982,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 1,267,982
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 5,957
Fidelity Corporate Bond 1-10 Year Central Fund	12,873
Fidelity Mortgage Backed Securities Central Fund	23,094
Total	$ 41,924
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 439,008	$ 5,957	$ 38,059	$ 313,362	12.7%
Fidelity Corporate Bond 1-10 Year Central Fund	954,065	12,873	39,696	816,743	11.9%
Fidelity Mortgage Backed Securities Central Fund	1,695,961	23,094	-	1,725,621	21.2%
Total	$ 3,089,034	$ 41,924	$ 77,755	$ 2,855,726
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,192,966	$ 2,855,726	$ 7,333,990	$ 3,250
Other Financial Instruments*	$ 3,092	$ -	$ 3,092	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,060)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	10
Transfer in/out of Level 3	4,300
Ending Balance	$ 3,250

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,568,137,000. Net unrealized depreciation aggregated $375,171,000, of which $174,901,000 related to appreciated investment securities and $550,072,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2009